UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2009

1.808793.105

VIPAM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.9%
Autoliv, Inc.	161,400	$ 5,423,040
BorgWarner, Inc.	50,500	1,528,130
The Goodyear Tire & Rubber Co. (a)	230,900	3,932,227
TRW Automotive Holdings Corp. (a)	61,700	1,033,475
		11,916,872
Hotels, Restaurants & Leisure - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	156,900	9,224,151
Household Durables - 0.5%
Gafisa SA sponsored ADR (a)(d)	239,200	7,262,112
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	99,200	9,261,312
B2W Companhia Global Do Varejo	101,000	2,841,641
Priceline.com, Inc. (a)(d)	39,100	6,483,562
		18,586,515
Multiline Retail - 0.6%
Target Corp.	161,000	7,515,480
Specialty Retail - 0.3%
TJX Companies, Inc.	100,800	3,744,720
Textiles, Apparel & Luxury Goods - 0.1%
Fuqi International, Inc. (a)(d)	59,700	1,748,016
TOTAL CONSUMER DISCRETIONARY		59,997,866
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	148,100	8,361,726
Wal-Mart Stores, Inc.	13,900	682,351
		9,044,077
Personal Products - 0.2%
Hengan International Group Co. Ltd.	392,000	2,369,703
TOTAL CONSUMER STAPLES		11,413,780
ENERGY - 6.9%
Energy Equipment & Services - 2.8%
Halliburton Co.	68,000	1,844,160
Noble Corp.	72,600	2,755,896
Pride International, Inc. (a)	132,800	4,042,432
Schlumberger Ltd.	59,400	3,540,240
Seadrill Ltd.	120,400	2,513,761
Seahawk Drilling, Inc. (a)	44,980	1,398,428
Smith International, Inc.	45,000	1,291,500
Transocean Ltd. (a)	137,400	11,751,822
Weatherford International Ltd. (a)	389,800	8,080,554
		37,218,793
Oil, Gas & Consumable Fuels - 4.1%
Arch Coal, Inc.	199,200	4,408,296
Chesapeake Energy Corp.	427,130	12,130,492
Concho Resources, Inc. (a)	122,800	4,460,096

	Shares	Value
EXCO Resources, Inc. (a)	124,100	$ 2,319,429
Occidental Petroleum Corp.	93,300	7,314,720
Peabody Energy Corp.	124,400	4,630,168
Quicksilver Resources, Inc. (a)(d)	143,200	2,032,008
Range Resources Corp.	52,600	2,596,336
SandRidge Energy, Inc. (a)	207,400	2,687,904
Southwestern Energy Co. (a)	189,100	8,070,788
Suncor Energy, Inc.	114,212	3,990,218
Ultra Petroleum Corp. (a)	27,200	1,331,712
		55,972,167
TOTAL ENERGY		93,190,960
FINANCIALS - 12.0%
Capital Markets - 1.5%
Morgan Stanley	420,200	12,975,776
State Street Corp.	60,500	3,182,300
The Blackstone Group LP	283,700	4,028,540
		20,186,616
Commercial Banks - 3.2%
China Construction Bank Corp. (H Shares)	2,812,000	2,245,972
PNC Financial Services Group, Inc.	247,500	12,026,025
Wells Fargo & Co.	1,001,300	28,216,635
		42,488,632
Diversified Financial Services - 4.6%
Apollo Global Management LLC (a)(e)	315,200	1,576,000
Bank of America Corp.	1,498,101	25,347,869
CME Group, Inc.	23,600	7,273,284
Hong Kong Exchange & Clearing Ltd.	247,700	4,490,561
IntercontinentalExchange, Inc. (a)	49,500	4,810,905
JPMorgan Chase & Co.	429,000	18,798,780
Singapore Exchange Ltd.	8,000	47,809
		62,345,208
Insurance - 2.6%
Assurant, Inc.	33,400	1,070,804
Assured Guaranty Ltd.	85,900	1,668,178
Hartford Financial Services Group, Inc.	471,300	12,489,450
Lincoln National Corp.	265,500	6,879,105
MBIA, Inc. (a)(d)	197,900	1,535,704
Principal Financial Group, Inc.	60,000	1,643,400
Prudential Financial, Inc.	47,800	2,385,698
XL Capital Ltd. Class A	424,400	7,410,024
		35,082,363
Real Estate Investment Trusts - 0.0%
Segro PLC	106,100	623,244
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	208,031	1,184,515
TOTAL FINANCIALS		161,910,578
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.2%
Biotechnology - 1.4%
Dendreon Corp. (a)	68,600	$ 1,920,114
Gilead Sciences, Inc. (a)	81,600	3,800,928
Myriad Genetics, Inc. (a)	102,800	2,816,720
United Therapeutics Corp. (a)	125,600	6,153,144
Vertex Pharmaceuticals, Inc. (a)	94,700	3,589,130
		18,280,036
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	209,200	16,229,736
Humana, Inc. (a)	187,100	6,978,830
Medco Health Solutions, Inc. (a)	66,000	3,650,460
		26,859,026
Health Care Technology - 0.3%
Cerner Corp. (a)	57,700	4,315,960
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	63,500	2,698,750
Life Technologies Corp. (a)	100,800	4,692,240
		7,390,990
TOTAL HEALTH CARE		56,846,012
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	35,700	1,002,813
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	34,800	1,965,156
Airlines - 2.4%
AMR Corp. (a)	637,900	5,071,305
Continental Airlines, Inc. Class B (a)	299,200	4,918,848
Delta Air Lines, Inc. (a)	1,935,425	17,341,408
Southwest Airlines Co.	488,300	4,687,680
		32,019,241
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	1,900	65,474
Electrical Equipment - 0.3%
First Solar, Inc. (a)(d)	23,000	3,515,780
Industrial Conglomerates - 0.4%
Textron, Inc.	276,800	5,253,664
Machinery - 0.0%
SmartHeat, Inc. (a)	35,700	423,759
Road & Rail - 1.6%
CSX Corp.	221,500	9,271,990
Union Pacific Corp.	216,000	12,603,600
		21,875,590
TOTAL INDUSTRIALS		66,121,477
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.3%
Ciena Corp. (a)	215,900	3,514,852

	Shares	Value
Juniper Networks, Inc. (a)	223,500	$ 6,038,970
QUALCOMM, Inc.	44,100	1,983,618
Research In Motion Ltd. (a)	31,900	2,154,845
Riverbed Technology, Inc. (a)	165,000	3,623,400
		17,315,685
Computers & Peripherals - 1.7%
Apple, Inc. (a)	103,600	19,204,332
Seagate Technology	284,600	4,328,766
		23,533,098
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	167,800	4,669,874
Itron, Inc. (a)	15,700	1,006,998
		5,676,872
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	20,900	8,172,945
eBay, Inc. (a)	306,700	7,241,187
Google, Inc. Class A (a)	44,700	22,164,495
NetEase.com, Inc. sponsored ADR (a)(d)	164,200	7,500,656
Tencent Holdings Ltd.	483,400	7,865,386
		52,944,669
IT Services - 0.3%
Visa, Inc. Class A	60,800	4,201,888
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A (a)	135,400	4,155,426
Intel Corp.	80,600	1,577,342
Marvell Technology Group Ltd. (a)	325,600	5,271,464
NVIDIA Corp. (a)	331,900	4,988,457
PMC-Sierra, Inc. (a)	300,200	2,869,912
		18,862,601
Software - 1.1%
Citrix Systems, Inc. (a)	164,500	6,453,335
Informatica Corp. (a)	126,800	2,863,144
Rovi Corp. (a)	128,300	4,310,880
Taleo Corp. Class A (a)	28,650	648,636
		14,275,995
TOTAL INFORMATION TECHNOLOGY		136,810,808
MATERIALS - 5.1%
Chemicals - 3.2%
Ashland, Inc.	75,800	3,276,076
Cabot Corp.	91,500	2,114,565
Dow Chemical Co.	675,200	17,602,464
Potash Corp. of Saskatchewan, Inc.	10,500	952,602
Rockwood Holdings, Inc. (a)	124,700	2,565,079
Terra Industries, Inc.	237,500	8,234,125
The Mosaic Co.	115,500	5,552,085
Westlake Chemical Corp.	101,900	2,618,830
		42,915,826
Construction Materials - 0.4%
Vulcan Materials Co.	104,000	5,623,280
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	133,700	$ 4,933,530
Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd. (Canada)	61,300	4,146,411
Alcoa, Inc.	426,400	5,594,368
Freeport-McMoRan Copper & Gold, Inc.	62,900	4,315,569
		14,056,348
Paper & Forest Products - 0.1%
Sino-Forest Corp. (a)	106,200	1,677,573
TOTAL MATERIALS		69,206,557
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vivo Participacoes SA sponsored ADR	85,800	2,166,450
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. Class A (a)	131,700	335,835
TOTAL COMMON STOCKS (Cost $509,424,872)		658,000,323
International Equity Funds - 6.0%

Fidelity Emerging Markets Equity Central Fund (f)	114,736	19,436,278
Fidelity International Equity Central Fund (f)	952,036	61,929,969
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,288,526)		81,366,247
Fixed-Income Funds - 44.1%

Fidelity Floating Rate Central Fund (f)	173,730	15,779,879
Fidelity High Income Central Fund 1 (f)	592,455	52,426,321
Fidelity VIP Investment Grade Central Fund (f)	5,033,127	526,364,439
TOTAL FIXED-INCOME FUNDS (Cost $585,387,056)		594,570,639
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.25% (b)	15,136,426	15,136,426
Fidelity Money Market Central Fund, 0.60% (b)	260,162	260,162
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	21,703,500	21,703,500
TOTAL MONEY MARKET FUNDS (Cost $37,100,088)		37,100,088
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $40,000)	$ 40,000	$ 40,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,236,240,542)	1,371,077,297
NET OTHER ASSETS - (1.6)%	(21,342,618)
NET ASSETS - 100%	$ 1,349,734,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,576,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$40,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 1,289
Barclays Capital, Inc.	10,051
Credit Suisse Securities (USA) LLC	8,033
HSBC Securities (USA), Inc.	15,470
Morgan Stanley & Co., Inc.	5,157
$ 40,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,166
Fidelity Emerging Markets Equity Central Fund	267,335
Fidelity Floating Rate Central Fund	812,112
Fidelity High Income Central Fund 1	2,814,636
Fidelity International Equity Central Fund	1,220,467
Fidelity Money Market Central Fund	203,798
Fidelity Securities Lending Cash Central Fund	159,490
Fidelity VIP Investment Grade Central Fund	17,887,070
Total	$ 23,431,074
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 12,143,658	$ -	$ -	$ 19,436,278	10.7%
Fidelity Floating Rate Central Fund	35,491,726	812,105	27,955,275	15,779,879	0.5%
Fidelity High Income Central Fund 1	27,086,222	15,319,730	-	52,426,321	10.3%
Fidelity International Equity Central Fund	49,605,349	1,220,467	-	61,929,969	9.7%
Fidelity VIP Investment Grade Central Fund	504,911,591	17,888,608	44,920,091	526,364,439	13.8%
Total	$ 629,238,546	$ 35,240,910	$ 72,875,366	$ 675,936,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents, which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,234,399,350. Net unrealized appreciation aggregated $136,677,947, of which $195,538,774 related to appreciated investment securities and $58,860,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2009

1.808789.105

VIPAMG-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 1.1%
Autoliv, Inc.	26,700	$ 897,120
BorgWarner, Inc.	8,400	254,184
The Goodyear Tire & Rubber Co. (a)	37,700	642,031
TRW Automotive Holdings Corp. (a)	10,200	170,850
		1,964,185
Hotels, Restaurants & Leisure - 0.9%
Ctrip.com International Ltd. sponsored ADR (a)	25,900	1,522,661
Household Durables - 0.7%
Gafisa SA sponsored ADR (a)(c)	40,100	1,217,436
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	16,500	1,540,440
B2W Companhia Global Do Varejo	16,800	472,669
Priceline.com, Inc. (a)(c)	6,400	1,061,248
		3,074,357
Multiline Retail - 0.7%
Target Corp.	26,700	1,246,356
Specialty Retail - 0.4%
TJX Companies, Inc.	16,900	627,835
Textiles, Apparel & Luxury Goods - 0.2%
Fuqi International, Inc. (a)(c)	9,500	278,160
TOTAL CONSUMER DISCRETIONARY		9,930,990
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	24,600	1,388,916
Wal-Mart Stores, Inc.	2,400	117,816
		1,506,732
Personal Products - 0.2%
Hengan International Group Co. Ltd.	64,000	386,890
TOTAL CONSUMER STAPLES		1,893,622
ENERGY - 9.0%
Energy Equipment & Services - 3.6%
Halliburton Co.	11,300	306,456
Noble Corp.	11,700	444,132
Pride International, Inc. (a)	22,000	669,680
Schlumberger Ltd.	10,000	596,000
Seadrill Ltd.	19,800	413,393
Seahawk Drilling, Inc. (a)	7,446	231,496
Smith International, Inc.	7,400	212,380
Transocean Ltd. (a)	22,800	1,950,084
Weatherford International Ltd. (a)	64,700	1,341,231
		6,164,852
Oil, Gas & Consumable Fuels - 5.4%
Arch Coal, Inc.	32,800	725,864
Chesapeake Energy Corp.	70,800	2,010,720

	Shares	Value
Concho Resources, Inc. (a)	20,300	$ 737,296
EXCO Resources, Inc. (a)	20,500	383,145
Occidental Petroleum Corp.	15,400	1,207,360
Peabody Energy Corp.	20,500	763,010
Quicksilver Resources, Inc. (a)(c)	23,700	336,303
Range Resources Corp.	8,700	429,432
SandRidge Energy, Inc. (a)	34,400	445,824
Southwestern Energy Co. (a)	31,400	1,340,152
Suncor Energy, Inc.	19,248	672,466
Ultra Petroleum Corp. (a)	4,500	220,320
		9,271,892
TOTAL ENERGY		15,436,744
FINANCIALS - 15.7%
Capital Markets - 2.0%
Morgan Stanley	69,700	2,152,336
State Street Corp.	10,100	531,260
The Blackstone Group LP	46,900	665,980
		3,349,576
Commercial Banks - 4.1%
China Construction Bank Corp. (H Shares)	463,000	369,803
PNC Financial Services Group, Inc.	40,900	1,987,331
Wells Fargo & Co.	166,000	4,677,879
		7,035,013
Diversified Financial Services - 6.0%
Apollo Global Management LLC (a)(d)	50,700	253,500
Bank of America Corp.	248,383	4,202,640
CME Group, Inc.	4,000	1,232,760
Hong Kong Exchange & Clearing Ltd.	40,800	739,665
IntercontinentalExchange, Inc. (a)	8,200	796,958
JPMorgan Chase & Co.	71,200	3,119,984
		10,345,507
Insurance - 3.4%
Assurant, Inc.	5,500	176,330
Assured Guaranty Ltd.	14,100	273,822
Hartford Financial Services Group, Inc.	78,000	2,067,000
Lincoln National Corp.	43,700	1,132,267
MBIA, Inc. (a)(c)	34,200	265,392
Principal Financial Group, Inc.	9,900	271,161
Prudential Financial, Inc.	7,800	389,298
XL Capital Ltd. Class A	68,800	1,201,248
		5,776,518
Real Estate Investment Trusts - 0.1%
Segro PLC	17,600	103,385
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	34,218	194,835
TOTAL FINANCIALS		26,804,834
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.5%
Biotechnology - 1.8%
Dendreon Corp. (a)	11,200	$ 313,488
Gilead Sciences, Inc. (a)	13,700	638,146
Myriad Genetics, Inc. (a)	17,000	465,800
United Therapeutics Corp. (a)	21,000	1,028,790
Vertex Pharmaceuticals, Inc. (a)	15,700	595,030
		3,041,254
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	34,700	2,692,026
Humana, Inc. (a)	31,000	1,156,300
Medco Health Solutions, Inc. (a)	10,900	602,879
		4,451,205
Health Care Technology - 0.4%
Cerner Corp. (a)	9,600	718,080
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	10,400	442,000
Life Technologies Corp. (a)	16,800	782,040
		1,224,040
TOTAL HEALTH CARE		9,434,579
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	6,000	168,540
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	5,700	321,879
Airlines - 3.1%
AMR Corp. (a)	105,200	836,340
Continental Airlines, Inc. Class B (a)	49,400	812,136
Delta Air Lines, Inc. (a)	318,800	2,856,448
Southwest Airlines Co.	80,600	773,760
		5,278,684
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	1,800	62,028
Electrical Equipment - 0.4%
First Solar, Inc. (a)(c)	3,800	580,868
Industrial Conglomerates - 0.5%
Textron, Inc.	43,300	821,834
Machinery - 0.0%
SmartHeat, Inc. (a)	4,600	54,602
Road & Rail - 2.1%
CSX Corp.	36,900	1,544,634
Union Pacific Corp.	35,900	2,094,765
		3,639,399
TOTAL INDUSTRIALS		10,927,834
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.7%
Ciena Corp. (a)	35,700	581,196

	Shares	Value
Juniper Networks, Inc. (a)	36,400	$ 983,528
QUALCOMM, Inc.	7,300	328,354
Research In Motion Ltd. (a)	5,300	358,015
Riverbed Technology, Inc. (a)	27,200	597,312
		2,848,405
Computers & Peripherals - 2.3%
Apple, Inc. (a)	17,100	3,169,827
Seagate Technology	46,900	713,349
		3,883,176
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	27,700	770,891
Itron, Inc. (a)	2,600	166,764
		937,655
Internet Software & Services - 5.1%
Baidu.com, Inc. sponsored ADR (a)	3,400	1,329,570
eBay, Inc. (a)	50,900	1,201,749
Google, Inc. Class A (a)	7,400	3,669,290
NetEase.com, Inc. sponsored ADR (a)(c)	27,200	1,242,496
Tencent Holdings Ltd.	79,200	1,288,661
		8,731,766
IT Services - 0.4%
Visa, Inc. Class A	10,100	698,011
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A (a)	22,300	684,387
Intel Corp.	13,300	260,281
Marvell Technology Group Ltd. (a)	53,600	867,784
NVIDIA Corp. (a)	54,800	823,644
PMC-Sierra, Inc. (a)	49,400	472,264
		3,108,360
Software - 1.4%
Citrix Systems, Inc. (a)	27,000	1,059,210
Informatica Corp. (a)	20,900	471,922
Rovi Corp. (a)	21,200	712,320
Taleo Corp. Class A (a)	7,700	174,328
		2,417,780
TOTAL INFORMATION TECHNOLOGY		22,625,153
MATERIALS - 6.7%
Chemicals - 4.1%
Ashland, Inc.	12,400	535,928
Cabot Corp.	15,100	348,961
Dow Chemical Co.	111,900	2,917,233
Potash Corp. of Saskatchewan, Inc.	1,700	154,231
Rockwood Holdings, Inc. (a)	20,500	421,685
Terra Industries, Inc.	39,300	1,362,531
The Mosaic Co.	19,100	918,137
Westlake Chemical Corp.	16,900	434,330
		7,093,036
Construction Materials - 0.5%
Vulcan Materials Co. (c)	16,900	913,783
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	22,100	$ 815,490
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd. (Canada)	10,200	689,941
Alcoa, Inc.	71,500	938,080
Freeport-McMoRan Copper & Gold, Inc.	10,400	713,544
		2,341,565
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	17,500	276,436
TOTAL MATERIALS		11,440,310
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vivo Participacoes SA sponsored ADR	14,100	356,025
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. Class A (a)	21,600	55,080
TOTAL COMMON STOCKS (Cost $84,410,972)		108,905,171
International Equity Funds - 11.2%
	Shares
Fidelity Emerging Markets Equity Central Fund (e)	20,559	3,482,695
Fidelity International Equity Central Fund (e)	239,942	15,608,234
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,677,289)		19,090,929
Fixed-Income Funds - 24.5%

Fidelity Floating Rate Central Fund (e)	23,306	2,116,844
Fidelity High Income Central Fund 1 (e)	72,914	6,452,155
Fidelity VIP Investment Grade Central Fund (e)	318,226	33,280,117
TOTAL FIXED-INCOME FUNDS (Cost $40,842,849)		41,849,116
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.25% (f)	872,606	872,606
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(f)	4,625,150	4,625,150
TOTAL MONEY MARKET FUNDS (Cost $5,497,756)		5,497,756
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $32,000)	$ 32,000	$ 32,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $156,460,866)	175,374,972
NET OTHER ASSETS - (2.6)%	(4,524,466)
NET ASSETS - 100%	$ 170,850,506
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $253,500 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 1,031
Barclays Capital, Inc.	8,041
Credit Suisse Securities (USA) LLC	6,426
HSBC Securities (USA), Inc.	12,377
Morgan Stanley & Co., Inc.	4,125
$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,183
Fidelity Emerging Markets Equity Central Fund	40,214
Fidelity Floating Rate Central Fund	103,946
Fidelity High Income Central Fund 1	343,429
Fidelity International Equity Central Fund	321,583
Fidelity Securities Lending Cash Central Fund	44,236
Fidelity VIP Investment Grade Central Fund	1,134,899
Total	$ 2,018,490
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 1,519,757	$ 900,860	$ -	$ 3,482,695	1.9%
Fidelity Floating Rate Central Fund	4,420,699	103,945	3,341,714	2,116,844	0.1%
Fidelity High Income Central Fund 1	3,472,399	1,746,178	-	6,452,155	1.3%
Fidelity International Equity Central Fund	13,336,235	321,583	892,785	15,608,234	2.4%
Fidelity VIP Investment Grade Central Fund	36,813,116	3,422,594	9,988,864	33,280,117	0.9%
Total	$ 59,562,206	$ 6,495,160	$ 14,223,363	$ 60,940,045
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $158,078,736. Net unrealized appreciation aggregated $17,296,236, of which $29,565,991 related to appreciated investment securities and $12,269,755 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2009

1.822342.104

VIPF2005-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.3%
	Shares	Value
Domestic Equity Funds - 39.6%
VIP Contrafund Portfolio Initial Class	20,222	$ 400,794
VIP Equity-Income Portfolio Initial Class	28,214	466,099
VIP Growth & Income Portfolio Initial Class	43,852	467,457
VIP Growth Portfolio Initial Class	16,467	468,162
VIP Mid Cap Portfolio Initial Class	6,814	168,296
VIP Value Portfolio Initial Class	53,721	492,087
VIP Value Strategies Portfolio Initial Class	30,427	227,293
TOTAL DOMESTIC EQUITY FUNDS		2,690,188
International Equity Funds - 7.7%
VIP Overseas Portfolio Initial Class	35,353	527,468
TOTAL EQUITY FUNDS (Cost $4,140,653)		3,217,656
Fixed-Income Funds - 35.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	63,395	$ 342,330
Investment Grade Fixed-Income Funds - 30.5%
VIP Investment Grade Bond Portfolio Initial Class	161,645	2,072,285
TOTAL FIXED-INCOME FUNDS (Cost $2,387,437)		2,414,615
Short-Term Funds - 17.2%

VIP Money Market Portfolio Initial Class (Cost $1,165,637)	1,165,637	1,165,637
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,693,727)		$ 6,797,908
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,829,010. Net unrealized depreciation aggregated $1,031,102, of which $125,098 related to appreciated investment securities and $1,156,200 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2009

1.822344.104

VIPF2010-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 41.6%
VIP Contrafund Portfolio Initial Class	388,999	$ 7,709,960
VIP Equity-Income Portfolio Initial Class	542,774	8,966,625
VIP Growth & Income Portfolio Initial Class	843,554	8,992,284
VIP Growth Portfolio Initial Class	316,764	9,005,605
VIP Mid Cap Portfolio Initial Class	131,050	3,236,934
VIP Value Portfolio Initial Class	997,295	9,135,226
VIP Value Strategies Portfolio Initial Class	561,753	4,196,293
TOTAL DOMESTIC EQUITY FUNDS		51,242,927
International Equity Funds - 10.0%
VIP Overseas Portfolio Initial Class	823,158	12,281,521
TOTAL EQUITY FUNDS (Cost $81,356,607)		63,524,448
Fixed-Income Funds - 37.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	1,153,843	$ 6,230,750
Investment Grade Fixed-Income Funds - 32.8%
VIP Investment Grade Bond Portfolio Initial Class	3,149,558	40,377,334
TOTAL FIXED-INCOME FUNDS (Cost $46,091,008)		46,608,084
Short-Term Funds - 10.6%

VIP Money Market Portfolio Initial Class (Cost $13,049,309)	13,049,309	13,049,309
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $140,496,924)		$ 123,181,841
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $141,493,063. Net unrealized depreciation aggregated $18,311,222, of which $3,987,448 related to appreciated investment securities and $22,298,670 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2009

1.822346.104

VIPF2015-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 43.4%
VIP Contrafund Portfolio Initial Class	246,323	$ 4,882,118
VIP Equity-Income Portfolio Initial Class	343,555	5,675,528
VIP Growth & Income Portfolio Initial Class	533,932	5,691,714
VIP Growth Portfolio Initial Class	200,487	5,699,837
VIP Mid Cap Portfolio Initial Class	83,032	2,050,886
VIP Value Portfolio Initial Class	635,457	5,820,784
VIP Value Strategies Portfolio Initial Class	352,828	2,635,625
TOTAL DOMESTIC EQUITY FUNDS		32,456,492
International Equity Funds - 10.4%
VIP Overseas Portfolio Initial Class	522,280	7,792,415
TOTAL EQUITY FUNDS (Cost $48,893,987)		40,248,907
Fixed-Income Funds - 37.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Initial Class	734,289	$ 3,965,163
Investment Grade Fixed-Income Funds - 32.2%
VIP Investment Grade Bond Portfolio Initial Class	1,878,802	24,086,238
TOTAL FIXED-INCOME FUNDS (Cost $27,638,442)		28,051,401
Short-Term Funds - 8.7%

VIP Money Market Portfolio Initial Class (Cost $6,560,335)	6,560,335	6,560,335
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $83,092,764)		$ 74,860,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $83,625,247. Net unrealized depreciation aggregated $8,764,604, of which $3,513,816 related to appreciated investment securities and $12,278,420 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2009

1.822349.104

VIPF2020-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.7%
	Shares	Value
Domestic Equity Funds - 52.9%
VIP Contrafund Portfolio Initial Class	933,313	$ 18,498,272
VIP Equity-Income Portfolio Initial Class	1,302,468	21,516,778
VIP Growth & Income Portfolio Initial Class	2,024,201	21,577,987
VIP Growth Portfolio Initial Class	760,044	21,608,056
VIP Mid Cap Portfolio Initial Class	314,345	7,764,334
VIP Value Portfolio Initial Class	2,344,254	21,473,363
VIP Value Strategies Portfolio Initial Class	1,298,384	9,698,927
TOTAL DOMESTIC EQUITY FUNDS		122,137,717
International Equity Funds - 12.8%
VIP Overseas Portfolio Initial Class	1,972,212	29,425,398
TOTAL EQUITY FUNDS (Cost $186,070,371)		151,563,115
Fixed-Income Funds - 32.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
VIP High Income Portfolio Initial Class	3,073,393	$ 16,596,322
Investment Grade Fixed-Income Funds - 25.1%
VIP Investment Grade Bond Portfolio Initial Class	4,507,042	57,780,280
TOTAL FIXED-INCOME FUNDS (Cost $73,799,883)		74,376,602
Short-Term Funds - 2.0%

VIP Money Market Portfolio Initial Class (Cost $4,695,182)	4,695,182	4,695,182
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $264,565,436)		$ 230,634,899
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $266,342,728. Net unrealized depreciation aggregated $35,707,829, of which $11,378,208 related to appreciated investment securities and $47,086,037 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2009

1.822350.104

VIPF2025-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.6%
	Shares	Value
Domestic Equity Funds - 57.7%
VIP Contrafund Portfolio Initial Class	96,679	$ 1,916,168
VIP Equity-Income Portfolio Initial Class	134,933	2,229,096
VIP Growth & Income Portfolio Initial Class	209,706	2,235,470
VIP Growth Portfolio Initial Class	78,736	2,238,459
VIP Mid Cap Portfolio Initial Class	32,593	805,055
VIP Value Portfolio Initial Class	234,284	2,146,038
VIP Value Strategies Portfolio Initial Class	130,650	975,952
TOTAL DOMESTIC EQUITY FUNDS		12,546,238
International Equity Funds - 13.9%
VIP Overseas Portfolio Initial Class	203,216	3,031,986
TOTAL EQUITY FUNDS (Cost $19,715,631)		15,578,224
Fixed-Income Funds - 28.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	306,358	$ 1,654,335
Investment Grade Fixed-Income Funds - 20.8%
VIP Investment Grade Bond Portfolio Initial Class	352,592	4,520,234
TOTAL FIXED-INCOME FUNDS (Cost $6,218,017)		6,174,569
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $25,933,648)		$ 21,752,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $26,187,178. Net unrealized depreciation aggregated $4,434,385, of which $795,195 related to appreciated investment securities and $5,229,580 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2009

1.822347.104

VIPF2030-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 79.9%
	Shares	Value
Domestic Equity Funds - 64.4%
VIP Contrafund Portfolio Initial Class	334,807	$ 6,635,869
VIP Equity-Income Portfolio Initial Class	467,252	7,719,011
VIP Growth & Income Portfolio Initial Class	726,125	7,740,488
VIP Growth Portfolio Initial Class	272,636	7,751,028
VIP Mid Cap Portfolio Initial Class	112,887	2,788,307
VIP Value Portfolio Initial Class	817,806	7,491,101
VIP Value Strategies Portfolio Initial Class	456,086	3,406,959
TOTAL DOMESTIC EQUITY FUNDS		43,532,763
International Equity Funds - 15.5%
VIP Overseas Portfolio Initial Class	704,623	10,512,975
TOTAL EQUITY FUNDS (Cost $68,641,281)		54,045,738
Fixed-Income Funds - 20.1%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	957,573	$ 5,170,892
Investment Grade Fixed-Income Funds - 12.5%
VIP Investment Grade Bond Portfolio Initial Class	658,272	8,439,050
TOTAL FIXED-INCOME FUNDS (Cost $13,863,034)		13,609,942
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $82,504,315)		$ 67,655,680
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $83,661,671. Net unrealized depreciation aggregated $16,005,991, of which $2,345,551 related to appreciated investment securities and $18,351,542 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2009

1.903281.100

VF-2035-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 67.4%
VIP Contrafund Portfolio Initial Class	2,162	$ 42,855
VIP Equity-Income Portfolio Initial Class	3,085	50,963
VIP Growth & Income Portfolio Initial Class	4,410	47,009
VIP Growth Portfolio Initial Class	1,644	46,741
VIP Mid Cap Portfolio Initial Class	721	17,812
VIP Value Portfolio Initial Class	5,207	47,693
VIP Value Strategies Portfolio Initial Class	2,849	21,281
TOTAL DOMESTIC EQUITY FUNDS		274,354
International Equity Funds - 17.2%
VIP Overseas Portfolio Initial Class	4,694	70,033
TOTAL EQUITY FUNDS (Cost $249,941)		344,387
Fixed-Income Funds - 15.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.1%
VIP High Income Portfolio Initial Class	5,307	$ 28,656
Investment Grade Fixed-Income Funds - 8.3%
VIP Investment Grade Bond Portfolio Initial Class	2,641	33,853
TOTAL FIXED-INCOME FUNDS (Cost $52,906)		62,509
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,847)		$ 406,896
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $302,847. Net unrealized appreciation aggregated $104,049, all of which was related to appreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2009

1.903283.100

VF-2040-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.0%
	Shares	Value
Domestic Equity Funds - 68.5%
VIP Contrafund Portfolio Initial Class	2,210	$ 43,802
VIP Equity-Income Portfolio Initial Class	3,154	52,096
VIP Growth & Income Portfolio Initial Class	4,508	48,054
VIP Growth Portfolio Initial Class	1,681	47,780
VIP Mid Cap Portfolio Initial Class	736	18,180
VIP Value Portfolio Initial Class	5,322	48,749
VIP Value Strategies Portfolio Initial Class	2,908	21,723
TOTAL DOMESTIC EQUITY FUNDS		280,384
International Equity Funds - 17.5%
VIP Overseas Portfolio Initial Class	4,796	71,563
TOTAL EQUITY FUNDS (Cost $255,434)		351,947
Fixed-Income Funds - 14.0%
	Shares	Value
High Yield Fixed-Income Funds - 8.7%
VIP High Income Portfolio Initial Class	6,598	$ 35,629
Investment Grade Fixed-Income Funds - 5.3%
VIP Investment Grade Bond Portfolio Initial Class	1,674	21,465
TOTAL FIXED-INCOME FUNDS (Cost $47,422)		57,094
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,856)		$ 409,041
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $302,856. Net unrealized appreciation aggregated $106,185, all of which was related to appreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2009

1.903285.100

VF-2045-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.6%
	Shares	Value
Domestic Equity Funds - 69.0%
VIP Contrafund Portfolio Initial Class	2,229	$ 44,171
VIP Equity-Income Portfolio Initial Class	3,179	52,516
VIP Growth & Income Portfolio Initial Class	4,544	48,442
VIP Growth Portfolio Initial Class	1,694	48,166
VIP Mid Cap Portfolio Initial Class	741	18,302
VIP Value Portfolio Initial Class	5,366	49,157
VIP Value Strategies Portfolio Initial Class	2,927	21,867
TOTAL DOMESTIC EQUITY FUNDS		282,621
International Equity Funds - 17.6%
VIP Overseas Portfolio Initial Class	4,848	72,326
TOTAL EQUITY FUNDS (Cost $257,609)		354,947
Fixed-Income Funds - 13.4%
	Shares	Value
High Yield Fixed-Income Funds - 9.3%
VIP High Income Portfolio Initial Class	7,057	$ 38,107
Investment Grade Fixed-Income Funds - 4.1%
VIP Investment Grade Bond Portfolio Initial Class	1,311	16,808
TOTAL FIXED-INCOME FUNDS (Cost $45,246)		54,915
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,855)		$ 409,862
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $302,855. Net unrealized appreciation aggregated $107,007, all of which was related to appreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2009

1.903287.100

VF-2050-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.4%
	Shares	Value
Domestic Equity Funds - 69.9%
VIP Contrafund Portfolio Initial Class	2,341	$ 46,392
VIP Equity-Income Portfolio Initial Class	3,337	55,124
VIP Growth & Income Portfolio Initial Class	4,779	50,945
VIP Growth Portfolio Initial Class	1,783	50,679
VIP Mid Cap Portfolio Initial Class	781	19,289
VIP Value Portfolio Initial Class	5,621	51,491
VIP Value Strategies Portfolio Initial Class	3,072	22,945
TOTAL DOMESTIC EQUITY FUNDS		296,865
International Equity Funds - 20.5%
VIP Overseas Portfolio Initial Class	5,846	87,218
TOTAL EQUITY FUNDS (Cost $280,709)		384,083
Fixed-Income Funds - 9.6%
	Shares	Value
High Yield Fixed-Income Funds - 9.2%
VIP High Income Portfolio Initial Class	7,265	$ 39,231
Investment Grade Fixed-Income Funds - 0.4%
VIP Investment Grade Bond Portfolio Initial Class	134	1,721
TOTAL FIXED-INCOME FUNDS (Cost $32,897)		40,952
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $313,606)		$ 425,035
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $313,606. Net unrealized appreciation aggregated $111,429, of which $111,430 related to appreciated investment securities and $1 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2009

1.822341.104

VIPFINC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.1%
	Shares	Value
Domestic Equity Funds - 21.1%
VIP Contrafund Portfolio Initial Class	29,175	$ 578,250
VIP Equity-Income Portfolio Initial Class	40,705	672,449
VIP Growth & Income Portfolio Initial Class	63,261	674,362
VIP Growth Portfolio Initial Class	23,759	675,455
VIP Mid Cap Portfolio Initial Class	9,832	242,852
VIP Value Portfolio Initial Class	81,296	744,676
VIP Value Strategies Portfolio Initial Class	45,063	336,623
TOTAL EQUITY FUNDS (Cost $4,489,478)		3,924,667
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	173,310	$ 935,874
Investment Grade Fixed-Income Funds - 33.8%
VIP Investment Grade Bond Portfolio Initial Class	490,547	6,288,807
TOTAL FIXED-INCOME FUNDS (Cost $7,093,022)		7,224,681
Short-Term Funds - 40.1%

VIP Money Market Portfolio Initial Class (Cost $7,458,511)	7,458,511	7,458,511
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,041,011)		$ 18,607,859
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $19,167,239. Net unrealized depreciation aggregated $559,380, of which $533,329 related to appreciated investment securities and $1,092,709 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2009

1.822343.104

VIPFLI-I-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.7%
	Shares	Value
Domestic Equity Funds - 35.3%
VIP Contrafund Portfolio Investor Class	24,228	$ 478,496
VIP Equity-Income Portfolio Investor Class	33,786	556,452
VIP Growth & Income Portfolio Investor Class	52,297	555,918
VIP Growth Portfolio Investor Class	19,657	557,282
VIP Mid Cap Portfolio Investor Class	8,206	202,032
VIP Value Portfolio Investor Class	51,757	473,055
VIP Value Strategies Portfolio Investor Class	26,751	198,761
TOTAL DOMESTIC EQUITY FUNDS		3,021,996
International Equity Funds - 8.4%
VIP Overseas Portfolio Investor Class R	48,602	723,191
TOTAL EQUITY FUNDS (Cost $5,194,893)		3,745,187
Fixed-Income Funds - 41.2%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	80,206	$ 432,310
Investment Grade Fixed-Income Funds - 36.1%
VIP Investment Grade Bond Portfolio Investor Class	241,827	3,092,970
TOTAL FIXED-INCOME FUNDS (Cost $3,540,067)		3,525,280
Short-Term Funds - 15.1%

VIP Money Market Portfolio Investor Class (Cost $1,289,528)	1,289,528	1,289,528
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,024,488)		$ 8,559,995
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $10,076,476. Net unrealized depreciation aggregated $1,516,481, of which $74,762 related to appreciated investment securities and $1,591,243 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2009

1.822345.104

VIPFLI-II-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.0%
	Shares	Value
Domestic Equity Funds - 41.7%
VIP Contrafund Portfolio Investor Class	45,463	$ 897,902
VIP Equity-Income Portfolio Investor Class	63,341	1,043,228
VIP Growth & Income Portfolio Investor Class	98,048	1,042,252
VIP Growth Portfolio Investor Class	36,853	1,044,791
VIP Mid Cap Portfolio Investor Class	15,385	378,779
VIP Value Portfolio Investor Class	97,126	887,727
VIP Value Strategies Portfolio Investor Class	50,157	372,669
TOTAL DOMESTIC EQUITY FUNDS		5,667,348
International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R	94,409	1,404,812
TOTAL EQUITY FUNDS (Cost $10,356,979)		7,072,160
Fixed-Income Funds - 41.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.9%
VIP High Income Portfolio Investor Class	150,074	$ 808,900
Investment Grade Fixed-Income Funds - 35.7%
VIP Investment Grade Bond Portfolio Investor Class	379,029	4,847,775
TOTAL FIXED-INCOME FUNDS (Cost $5,702,186)		5,656,675
Short-Term Funds - 6.4%

VIP Money Market Portfolio Investor Class (Cost $866,643)	866,643	866,643
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $16,925,808)		$ 13,595,478
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $17,025,796. Net unrealized depreciation aggregated $3,430,318, of which $108,262 related to appreciated investment securities and $3,538,580 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2009

1.822348.104

VIPFLI-III-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.4%
	Shares	Value
Domestic Equity Funds - 56.4%
VIP Contrafund Portfolio Investor Class	30,018	$ 592,857
VIP Equity-Income Portfolio Investor Class	41,816	688,714
VIP Growth & Income Portfolio Investor Class	64,728	688,056
VIP Growth Portfolio Investor Class	24,329	689,741
VIP Mid Cap Portfolio Investor Class	10,161	250,155
VIP Value Portfolio Investor Class	64,127	586,116
VIP Value Strategies Portfolio Investor Class	33,123	246,105
TOTAL DOMESTIC EQUITY FUNDS		3,741,744
International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	62,332	927,494
TOTAL EQUITY FUNDS (Cost $6,533,468)		4,669,238
Fixed-Income Funds - 29.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Investor Class	93,790	$ 505,526
Investment Grade Fixed-Income Funds - 22.0%
VIP Investment Grade Bond Portfolio Investor Class	113,908	1,456,884
TOTAL FIXED-INCOME FUNDS (Cost $1,996,106)		1,962,410
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $1,336)	1,336	1,336
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,530,910)		$ 6,632,984
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,583,690. Net unrealized depreciation aggregated $1,950,706, of which $76,437 related to appreciated investment securities and $2,027,143 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2009

1.837319.103

VF20-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.0%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity 130/30 Large Cap Fund	4,308	$ 27,485
Fidelity Blue Chip Growth Fund	14,253	498,842
Fidelity Contrafund	787	42,853
Fidelity Disciplined Equity Fund	3,302	67,087
Fidelity Dividend Growth Fund	95,785	2,156,126
Fidelity Equity-Income Fund	21,664	824,086
Fidelity Equity-Income II Fund	664	10,523
Fidelity Fund	106,832	2,929,332
Fidelity Growth Company Fund	32,200	2,074,027
Fidelity Independence Fund	309	5,811
Fidelity Large Cap Stock Fund	39,353	563,541
Fidelity Large Cap Value Fund	63,201	608,624
Fidelity Leveraged Company Stock Fund	192	4,198
Fidelity Magellan Fund	2,899	180,024
Fidelity Mega Cap Stock Fund	21,310	177,723
Fidelity Mid-Cap Stock Fund	2,740	61,614
Fidelity Real Estate Investment Portfolio	14,824	275,582
Fidelity Select Air Transportation Portfolio (a)	10,131	296,234
Fidelity Select Automotive Portfolio	1,996	56,603
Fidelity Select Banking Portfolio	73,231	1,138,011
Fidelity Select Biotechnology Portfolio (a)	17,452	1,159,319
Fidelity Select Brokerage & Investment Management Portfolio	23,533	1,167,232
Fidelity Select Chemicals Portfolio	5,922	422,633
Fidelity Select Computers Portfolio (a)	30,586	1,283,092
Fidelity Select Construction & Housing Portfolio	25,485	727,089
Fidelity Select Consumer Staples Portfolio	62,670	3,714,469
Fidelity Select Defense & Aerospace Portfolio	1,804	101,392
Fidelity Select Electronics Portfolio	6,044	230,036
Fidelity Select Energy Portfolio (a)	69,092	2,906,686
Fidelity Select Energy Services Portfolio	4,583	258,029
Fidelity Select Environmental Portfolio	16,043	238,713
Fidelity Select Financial Services Portfolio	34,435	2,045,772
Fidelity Select Gold Portfolio	6,557	272,849
Fidelity Select Health Care Portfolio	3,298	331,098
Fidelity Select Industrial Equipment Portfolio	12,789	306,428
Fidelity Select Industrials Portfolio	114,813	1,935,753
Fidelity Select Insurance Portfolio	13,495	547,372
Fidelity Select IT Services Portfolio (a)	42,394	680,421
Fidelity Select Materials Portfolio	4,437	220,897
Fidelity Select Medical Delivery Portfolio (a)	37,423	1,415,727
Fidelity Select Medical Equipment & Systems Portfolio	20,944	488,420
Fidelity Select Multimedia Portfolio	5,320	164,402
Fidelity Select Natural Resources Portfolio (a)	4,769	129,043
Fidelity Select Pharmaceuticals Portfolio	179,797	1,797,967

	Shares	Value
Fidelity Select Software & Computer Services Portfolio (a)	23,755	$ 1,584,475
Fidelity Select Technology Portfolio	36,615	2,481,023
Fidelity Select Telecommunications Portfolio	24,804	932,141
Fidelity Select Transportation Portfolio	10,626	380,076
Fidelity Select Utilities Portfolio	7,755	336,258
Fidelity Small Cap Growth Fund (a)	9,604	113,620
Fidelity Small Cap Stock Fund	4,960	75,048
Fidelity Telecom and Utilities Fund	57,255	758,053
Spartan Extended Market Index Fund Investor Class	52,659	1,545,532
Spartan Total Market Index Fund Investor Class	91,312	2,766,760
VIP Mid Cap Portfolio Investor Class	78	1,918
TOTAL DOMESTIC EQUITY FUNDS		45,518,069
International Equity Funds - 0.1%
Fidelity Emerging Markets Fund	5,790	121,650
Fidelity International Discovery Fund	209	6,188
Fidelity International Small Cap Opportunities Fund	538	4,437
Fidelity International Value Fund	747	5,936
Fidelity Overseas Fund	411	12,867
TOTAL INTERNATIONAL EQUITY FUNDS		151,078
Sector Funds - Consumer Discretionary - 0.9%
Fidelity Select Consumer Discretionary Portfolio	38,776	682,465
Fidelity Select Leisure Portfolio	12,456	808,281
Fidelity Select Retailing Portfolio	13,533	566,637
TOTAL SECTOR FUNDS - CONSUMER DISCRETIONARY		2,057,383
Small Value Funds - 0.8%
Fidelity Small Cap Value Fund	148,596	1,827,725
TOTAL EQUITY FUNDS (Cost $43,787,564)		49,554,255
Fixed-Income Funds - 49.6%

Fixed-Income Funds - 49.6%
Fidelity High Income Fund	880,948	7,179,727
Fidelity U.S. Bond Index Fund	9,358,611	104,254,930
TOTAL FIXED-INCOME FUNDS (Cost $107,228,873)		111,434,657
Money Market Funds - 28.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	12,760,472	$ 12,760,472
Fidelity Institutional Prime Money Market Portfolio Class I	44,111,986	44,111,986
Fidelity Select Money Market Portfolio	7,038,175	7,038,175
TOTAL MONEY MARKET FUNDS (Cost $63,910,633)		63,910,633
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $214,927,070)		$ 224,899,545
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $215,108,588. Net unrealized appreciation aggregated $9,790,957, of which $12,305,258 related to appreciated investment securities and $2,514,301 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2009

1.837320.103

VF50-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity 130/30 Large Cap Fund	15,240	$ 97,230
Fidelity Blue Chip Growth Fund	74,233	2,598,141
Fidelity Contrafund	72,869	3,968,443
Fidelity Disciplined Equity Fund	96,390	1,958,649
Fidelity Dividend Growth Fund	626,334	14,098,767
Fidelity Equity-Income Fund	88,868	3,380,540
Fidelity Equity-Income II Fund	499	7,907
Fidelity Fund	292,820	8,029,132
Fidelity Growth Company Fund	89,464	5,762,392
Fidelity Independence Fund	973	18,303
Fidelity Large Cap Stock Fund	363,872	5,210,649
Fidelity Large Cap Value Fund	625,320	6,021,834
Fidelity Leveraged Company Stock Fund	753	16,501
Fidelity Magellan Fund	3,546	220,189
Fidelity Mega Cap Stock Fund	36,757	306,553
Fidelity Mid Cap Value Fund	192,535	2,356,632
Fidelity Mid-Cap Stock Fund	6,789	152,674
Fidelity Nasdaq Composite Index Fund	12,929	364,609
Fidelity Real Estate Investment Portfolio	945	17,572
Fidelity Select Air Transportation Portfolio (a)	44,067	1,288,525
Fidelity Select Automotive Portfolio	7,423	210,514
Fidelity Select Banking Portfolio	292,861	4,551,058
Fidelity Select Biotechnology Portfolio (a)	84,703	5,626,800
Fidelity Select Brokerage & Investment Management Portfolio	64,328	3,190,659
Fidelity Select Chemicals Portfolio	24,995	1,783,883
Fidelity Select Computers Portfolio (a)	92,945	3,899,056
Fidelity Select Construction & Housing Portfolio	103,001	2,938,607
Fidelity Select Consumer Discretionary Portfolio	147,764	2,600,642
Fidelity Select Consumer Staples Portfolio	265,223	15,719,769
Fidelity Select Defense & Aerospace Portfolio	6,028	338,813
Fidelity Select Electronics Portfolio	17,612	670,317
Fidelity Select Energy Portfolio (a)	334,833	14,086,427
Fidelity Select Energy Services Portfolio	8,815	496,270
Fidelity Select Environmental Portfolio	71,956	1,070,709
Fidelity Select Financial Services Portfolio	142,383	8,458,978
Fidelity Select Gold Portfolio	98,421	4,095,314
Fidelity Select Health Care Portfolio	10,063	1,010,271
Fidelity Select Industrial Equipment Portfolio	83,153	1,992,335
Fidelity Select Industrials Portfolio	429,467	7,240,818
Fidelity Select Insurance Portfolio	83,326	3,379,701
Fidelity Select IT Services Portfolio (a)	139,901	2,245,412
Fidelity Select Leisure Portfolio	45,659	2,962,797
Fidelity Select Materials Portfolio	7,544	375,601
Fidelity Select Medical Delivery Portfolio (a)	92,865	3,513,065
Fidelity Select Medical Equipment & Systems Portfolio	176,488	4,115,709

	Shares	Value
Fidelity Select Multimedia Portfolio	25,475	$ 787,188
Fidelity Select Natural Resources Portfolio (a)	17,803	481,762
Fidelity Select Pharmaceuticals Portfolio	603,120	6,031,205
Fidelity Select Retailing Portfolio	56,743	2,375,820
Fidelity Select Software & Computer Services Portfolio (a)	106,424	7,098,481
Fidelity Select Technology Portfolio	161,089	10,915,396
Fidelity Select Telecommunications Portfolio	102,874	3,865,995
Fidelity Select Transportation Portfolio	47,767	1,708,625
Fidelity Select Utilities Portfolio	31,349	1,359,301
Fidelity Small Cap Growth Fund (a)	273,809	3,239,164
Fidelity Small Cap Stock Fund	10,046	152,002
Fidelity Small Cap Value Fund	10,677	131,323
Fidelity Telecom and Utilities Fund	418,405	5,539,687
Spartan Extended Market Index Fund Investor Class	340,292	9,987,563
Spartan Total Market Index Fund Investor Class	367,331	11,130,120
Spartan U.S. Equity Index Fund Investor Class	27,597	1,036,528
VIP Mid Cap Portfolio Investor Class	81,788	2,013,630
TOTAL DOMESTIC EQUITY FUNDS		220,302,557
International Equity Funds - 6.0%
Fidelity China Region Fund	64,576	1,691,251
Fidelity Diversified International Fund	44,805	1,229,008
Fidelity Emerging Markets Fund	92,858	1,950,952
Fidelity International Capital Appreciation Fund	282,703	3,154,968
Fidelity International Discovery Fund	61,387	1,818,902
Fidelity International Value Fund	18,148	144,278
Fidelity Overseas Fund	271	8,482
Spartan International Index Fund Investor Class	543,258	18,220,875
TOTAL INTERNATIONAL EQUITY FUNDS		28,218,716
TOTAL EQUITY FUNDS (Cost $225,214,071)		248,521,273
Fixed-Income Funds - 38.3%

Fixed-Income Funds - 38.3%
Fidelity Floating Rate High Income Fund	103,109	962,008
Fidelity High Income Fund	932,307	7,598,301
Fidelity New Markets Income Fund	137,459	2,096,247
Fidelity U.S. Bond Index Fund	15,159,285	168,874,438
TOTAL FIXED-INCOME FUNDS (Cost $172,843,726)		179,530,994
Money Market Funds - 8.7%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $40,852,778)	40,852,778	$ 40,852,778
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $438,910,575)		$ 468,905,045
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $439,555,680. Net unrealized appreciation aggregated $29,349,365, of which $48,964,628 related to appreciated investment securities and $19,615,263 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2009

1.856868.102

VIPFM-60-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.4%
	Shares	Value
Domestic Equity Funds - 51.8%
Fidelity 130/30 Large Cap Fund	7,066	$ 45,084
Fidelity Blue Chip Growth Fund	86,322	3,021,256
Fidelity Contrafund	311,192	16,947,513
Fidelity Disciplined Equity Fund	113,024	2,296,644
Fidelity Dividend Growth Fund	1,167,676	26,284,381
Fidelity Equity-Income Fund	183,254	6,970,988
Fidelity Equity-Income II Fund	5,859	92,865
Fidelity Fund	594,465	16,300,217
Fidelity Growth Company Fund	286,398	18,446,873
Fidelity Independence Fund	3,061	57,599
Fidelity Large Cap Stock Fund	766,199	10,971,963
Fidelity Large Cap Value Fund	245,284	2,362,084
Fidelity Leveraged Company Stock Fund	115,445	2,529,402
Fidelity Magellan Fund	3,406	211,458
Fidelity Mega Cap Stock Fund	47,755	398,279
Fidelity Mid Cap Value Fund	346,856	4,245,516
Fidelity Real Estate Investment Portfolio	15,698	291,825
Fidelity Select Air Transportation Portfolio (a)	147,040	4,299,438
Fidelity Select Automotive Portfolio	6,169	174,945
Fidelity Select Banking Portfolio	1,045,384	16,245,271
Fidelity Select Biotechnology Portfolio (a)	193,034	12,823,216
Fidelity Select Brokerage & Investment Management Portfolio	84,288	4,180,668
Fidelity Select Chemicals Portfolio	66,461	4,743,287
Fidelity Select Computers Portfolio (a)	361,176	15,151,339
Fidelity Select Construction & Housing Portfolio	325,162	9,276,880
Fidelity Select Consumer Discretionary Portfolio	376,678	6,629,538
Fidelity Select Consumer Staples Portfolio	765,549	45,374,108
Fidelity Select Defense & Aerospace Portfolio	32,848	1,846,405
Fidelity Select Electronics Portfolio	6,578	250,353
Fidelity Select Energy Portfolio (a)	822,923	34,620,371
Fidelity Select Energy Services Portfolio (a)	180,504	10,162,396
Fidelity Select Environmental Portfolio	185,593	2,761,628
Fidelity Select Financial Services Portfolio	400,738	23,807,838
Fidelity Select Gold Portfolio	273,129	11,364,908
Fidelity Select Health Care Portfolio	123,350	12,383,101
Fidelity Select Industrial Equipment Portfolio	100,278	2,402,653
Fidelity Select Industrials Portfolio	1,444,277	24,350,517
Fidelity Select Insurance Portfolio	294,250	11,934,786
Fidelity Select IT Services Portfolio (a)	674,861	10,831,517
Fidelity Select Leisure Portfolio	131,344	8,522,890
Fidelity Select Materials Portfolio	3,680	183,250
Fidelity Select Medical Delivery Portfolio (a)	173,435	6,561,029
Fidelity Select Medical Equipment & Systems Portfolio	397,773	9,276,061
Fidelity Select Multimedia Portfolio	82,939	2,562,830

	Shares	Value
Fidelity Select Natural Resources Portfolio (a)	38,505	$ 1,041,957
Fidelity Select Pharmaceuticals Portfolio	1,365,899	13,658,990
Fidelity Select Retailing Portfolio	160,180	6,706,733
Fidelity Select Software & Computer Services Portfolio (a)	169,422	11,300,450
Fidelity Select Technology Portfolio	516,022	34,965,677
Fidelity Select Telecommunications Portfolio	301,792	11,341,330
Fidelity Select Transportation Portfolio	192,273	6,877,612
Fidelity Select Utilities Portfolio	31,974	1,386,390
Fidelity Small Cap Growth Fund (a)	243,572	2,881,454
Fidelity Small Cap Value Fund	973,238	11,970,825
Fidelity Telecom and Utilities Fund	1,533,491	20,303,420
Fidelity Value Fund	29,658	1,636,227
Spartan Total Market Index Fund Investor Class	817,486	24,769,813
Spartan U.S. Equity Index Fund Investor Class	11,370	427,050
VIP Mid Cap Portfolio Investor Class	221,181	5,445,470
TOTAL DOMESTIC EQUITY FUNDS		558,908,568
International Equity Funds - 11.6%
Fidelity China Region Fund	391,875	10,263,203
Fidelity Diversified International Fund	157,043	4,307,695
Fidelity Emerging Markets Fund	147,183	3,092,312
Fidelity International Capital Appreciation Fund	605,165	6,753,640
Fidelity International Discovery Fund	970,588	28,758,533
Fidelity International Value Fund	64,630	513,806
Fidelity Overseas Fund	1,109	34,745
Spartan International Index Fund Investor Class	2,119,354	71,083,137
TOTAL INTERNATIONAL EQUITY FUNDS		124,807,071
TOTAL EQUITY FUNDS (Cost $560,939,667)		683,715,639
Fixed-Income Funds - 32.3%

Fidelity Floating Rate High Income Fund	23,138	215,873
Fidelity High Income Fund	1,754,864	14,302,138
Fidelity U.S. Bond Index Fund	30,007,643	334,285,145
TOTAL FIXED-INCOME FUNDS (Cost $334,780,475)		348,803,156
Money Market Funds - 4.3%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $46,377,902)	46,377,902	46,377,902
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $942,098,044)		$ 1,078,896,697
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $943,797,684. Net unrealized appreciation aggregated $135,099,013, of which $160,946,695 related to appreciated investment securities and $25,847,682 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2009

1.837321.103

VF70-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.3%
	Shares	Value
Domestic Equity Funds - 61.0%
Fidelity 130/30 Large Cap Fund	13,207	$ 84,258
Fidelity Blue Chip Growth Fund	59,568	2,084,896
Fidelity Contrafund	66,224	3,606,573
Fidelity Disciplined Equity Fund	300,052	6,097,053
Fidelity Dividend Growth Fund	420,478	9,464,963
Fidelity Equity-Income Fund	200,106	7,612,027
Fidelity Equity-Income II Fund	492	7,799
Fidelity Fund	379,108	10,395,129
Fidelity Growth Company Fund	70,270	4,526,117
Fidelity Independence Fund	558	10,508
Fidelity Large Cap Stock Fund	875,084	12,531,207
Fidelity Large Cap Value Fund	443,293	4,268,908
Fidelity Leveraged Company Stock Fund	948	20,760
Fidelity Magellan Fund	1,011	62,796
Fidelity Mega Cap Stock Fund	31,272	260,809
Fidelity Mid Cap Value Fund	57,342	701,860
Fidelity Mid-Cap Stock Fund	7,483	168,303
Fidelity Nasdaq Composite Index Fund	54,206	1,528,623
Fidelity Real Estate Investment Portfolio	22,494	418,156
Fidelity Select Air Transportation Portfolio (a)	38,769	1,133,613
Fidelity Select Automotive Portfolio	7,002	198,568
Fidelity Select Banking Portfolio	270,539	4,204,177
Fidelity Select Biotechnology Portfolio (a)	82,493	5,480,018
Fidelity Select Brokerage & Investment Management Portfolio	55,420	2,748,838
Fidelity Select Chemicals Portfolio	23,783	1,697,372
Fidelity Select Computers Portfolio (a)	129,677	5,439,936
Fidelity Select Construction & Housing Portfolio	103,547	2,954,198
Fidelity Select Consumer Discretionary Portfolio	150,450	2,647,915
Fidelity Select Consumer Staples Portfolio	305,988	18,135,904
Fidelity Select Defense & Aerospace Portfolio	4,865	273,465
Fidelity Select Electronics Portfolio	14,239	541,948
Fidelity Select Energy Portfolio (a)	349,863	14,718,741
Fidelity Select Energy Services Portfolio (a)	64	3,588
Fidelity Select Environmental Portfolio	61,369	913,171
Fidelity Select Financial Services Portfolio	134,120	7,968,056
Fidelity Select Gold Portfolio	101,739	4,233,353
Fidelity Select Health Care Portfolio	15,601	1,566,219
Fidelity Select Industrial Equipment Portfolio	77,470	1,856,192
Fidelity Select Industrials Portfolio	480,686	8,104,373
Fidelity Select Insurance Portfolio	100,408	4,072,544
Fidelity Select IT Services Portfolio (a)	109,269	1,753,765
Fidelity Select Leisure Portfolio	49,013	3,180,479
Fidelity Select Materials Portfolio	8,098	403,210

	Shares	Value
Fidelity Select Medical Delivery Portfolio (a)	110,890	$ 4,194,981
Fidelity Select Medical Equipment & Systems Portfolio	180,107	4,200,103
Fidelity Select Multimedia Portfolio	24,493	756,846
Fidelity Select Natural Resources Portfolio (a)	9,538	258,087
Fidelity Select Pharmaceuticals Portfolio	551,026	5,510,255
Fidelity Select Retailing Portfolio	55,630	2,329,243
Fidelity Select Software & Computer Services Portfolio (a)	123,920	8,265,473
Fidelity Select Technology Portfolio	157,975	10,704,382
Fidelity Select Telecommunications Portfolio	98,052	3,684,812
Fidelity Select Transportation Portfolio	78,308	2,801,080
Fidelity Select Utilities Portfolio	20,015	867,838
Fidelity Small Cap Growth Fund (a)	453,131	5,360,540
Fidelity Small Cap Stock Fund	9,746	147,452
Fidelity Small Cap Value Fund	88,731	1,091,397
Fidelity Telecom and Utilities Fund	477,877	6,327,087
Fidelity Value Discovery Fund	2,225	27,617
Fidelity Value Fund	25,230	1,391,916
Spartan Extended Market Index Fund Investor Class	455,868	13,379,740
Spartan Total Market Index Fund Investor Class	381,419	11,557,006
Spartan U.S. Equity Index Fund Investor Class	262,015	9,841,269
VIP Mid Cap Portfolio Investor Class	142,824	3,516,325
TOTAL DOMESTIC EQUITY FUNDS		254,293,837
International Equity Funds - 11.3%
Fidelity China Region Fund	124,300	3,255,414
Fidelity Diversified International Fund	47,179	1,294,133
Fidelity Emerging Markets Fund	193,052	4,056,018
Fidelity International Capital Appreciation Fund	356,214	3,975,346
Fidelity International Discovery Fund	55,134	1,633,631
Fidelity International Value Fund	22,037	175,194
Fidelity Overseas Fund	805	25,202
Spartan International Index Fund Investor Class	969,587	32,519,933
TOTAL INTERNATIONAL EQUITY FUNDS		46,934,871
TOTAL EQUITY FUNDS (Cost $283,709,446)		301,228,708
Fixed-Income Funds - 23.7%

Fixed-Income Funds - 23.7%
Fidelity Floating Rate High Income Fund	267,764	2,498,241
Fidelity High Income Fund	555,357	4,526,157
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	176,364	$ 2,689,555
Fidelity U.S. Bond Index Fund	7,972,903	88,818,135
TOTAL FIXED-INCOME FUNDS (Cost $94,734,851)		98,532,088
Money Market Funds - 4.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $16,696,264)	16,696,264	$ 16,696,264
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $395,140,561)		$ 416,457,060
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $395,479,092. Net unrealized appreciation aggregated $20,977,968, of which $50,175,372 related to appreciated investment securities and $29,197,404 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2009

1.837323.103

VF85-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.7%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity 130/30 Large Cap Fund	7,213	$ 46,018
Fidelity Blue Chip Growth Fund	17,750	621,238
Fidelity Contrafund	13,326	725,707
Fidelity Dividend Growth Fund	276,183	6,216,872
Fidelity Equity-Income Fund	100,815	3,835,021
Fidelity Equity-Income II Fund	1,298	20,570
Fidelity Growth Company Fund	43,051	2,772,927
Fidelity Independence Fund	419	7,889
Fidelity Large Cap Stock Fund	463,881	6,642,778
Fidelity Large Cap Value Fund	74,523	717,652
Fidelity Leveraged Company Stock Fund	8,197	179,588
Fidelity Magellan Fund	969	60,166
Fidelity Mega Cap Stock Fund	1,666	13,899
Fidelity Mid Cap Value Fund	45,464	556,477
Fidelity Mid-Cap Stock Fund	2,773	62,355
Fidelity Nasdaq Composite Index Fund	20,633	581,855
Fidelity Real Estate Investment Portfolio	11,839	220,088
Fidelity Select Air Transportation Portfolio (a)	22,752	665,272
Fidelity Select Automotive Portfolio	9,538	270,503
Fidelity Select Banking Portfolio	139,218	2,163,448
Fidelity Select Biotechnology Portfolio (a)	38,029	2,526,295
Fidelity Select Brokerage & Investment Management Portfolio	34,643	1,718,283
Fidelity Select Chemicals Portfolio	13,921	993,517
Fidelity Select Computers Portfolio (a)	70,490	2,957,053
Fidelity Select Construction & Housing Portfolio	52,884	1,508,784
Fidelity Select Consumer Discretionary Portfolio	68,501	1,205,612
Fidelity Select Consumer Staples Portfolio	157,604	9,341,216
Fidelity Select Defense & Aerospace Portfolio	4,808	270,235
Fidelity Select Electronics Portfolio	10,842	412,650
Fidelity Select Energy Portfolio (a)	188,820	7,943,654
Fidelity Select Energy Services Portfolio	7,437	418,681
Fidelity Select Environmental Portfolio	32,948	490,272
Fidelity Select Financial Services Portfolio	67,796	4,027,763
Fidelity Select Gold Portfolio	54,651	2,274,039
Fidelity Select Health Care Portfolio	15,249	1,530,882
Fidelity Select Industrial Equipment Portfolio	40,511	970,647
Fidelity Select Industrials Portfolio	228,776	3,857,167
Fidelity Select Insurance Portfolio	38,524	1,562,529
Fidelity Select IT Services Portfolio (a)	98,921	1,587,677
Fidelity Select Leisure Portfolio	25,682	1,666,513
Fidelity Select Materials Portfolio	3,706	184,507
Fidelity Select Medical Delivery Portfolio (a)	31,920	1,207,528
Fidelity Select Medical Equipment & Systems Portfolio	95,187	2,219,758
Fidelity Select Multimedia Portfolio	14,394	444,764

	Shares	Value
Fidelity Select Natural Resources Portfolio (a)	9,538	$ 258,087
Fidelity Select Pharmaceuticals Portfolio	342,143	3,421,433
Fidelity Select Retailing Portfolio	27,484	1,150,774
Fidelity Select Software & Computer Services Portfolio (a)	62,187	4,147,890
Fidelity Select Technology Portfolio	66,381	4,497,973
Fidelity Select Telecommunications Portfolio	51,326	1,928,836
Fidelity Select Transportation Portfolio	43,909	1,570,615
Fidelity Select Utilities Portfolio	8,940	387,653
Fidelity Small Cap Growth Fund (a)	108,168	1,279,628
Fidelity Small Cap Stock Fund	3,785	57,273
Fidelity Small Cap Value Fund	130,138	1,600,695
Fidelity Stock Selector Fund	198	4,090
Fidelity Telecom and Utilities Fund	262,463	3,475,014
Fidelity Value Discovery Fund	734	9,110
Spartan Extended Market Index Fund Investor Class	86,960	2,552,290
Spartan Total Market Index Fund Investor Class	132,820	4,024,457
Spartan U.S. Equity Index Fund Investor Class	149,226	5,604,937
VIP Mid Cap Portfolio Investor Class	53,292	1,312,053
TOTAL DOMESTIC EQUITY FUNDS		114,983,157
International Equity Funds - 16.2%
Fidelity China Region Fund	58,918	1,543,053
Fidelity Diversified International Fund	40,817	1,119,616
Fidelity Emerging Markets Fund	88,100	1,850,980
Fidelity International Capital Appreciation Fund	221,758	2,474,819
Fidelity International Discovery Fund	21,042	623,466
Fidelity International Value Fund	4,444	35,333
Fidelity Overseas Fund	317	9,918
Spartan International Index Fund Investor Class	560,552	18,800,922
TOTAL INTERNATIONAL EQUITY FUNDS		26,458,107
TOTAL EQUITY FUNDS (Cost $123,693,930)		141,441,264
Fixed-Income Funds - 13.3%

Fixed-Income Funds - 13.3%
Fidelity High Income Fund	202,428	1,649,792
Fidelity New Markets Income Fund	105,677	1,611,581
Fidelity U.S. Bond Index Fund	1,646,835	18,345,745
TOTAL FIXED-INCOME FUNDS (Cost $20,604,931)		21,607,118
Money Market Funds - 0.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $43,564)	43,564	$ 43,564
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $144,342,425)		$ 163,091,946
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $144,780,254. Net unrealized appreciation aggregated $18,311,692, of which $26,451,951 related to appreciated investment securities and $8,140,259 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2009

1.808780.105

VIPIGB-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 97.9%
	Shares	Value
HIGH YIELD FIXED-INCOME FUNDS - 1.5%
Fidelity Specialized High Income Central Fund (c)	506,721	$ 46,922,363
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.4%
Fidelity VIP Investment Grade Central Fund (c)	27,571,001	2,883,375,288
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,885,070,085)	2,930,297,651
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,384,209)	$ 1,750,000	1,824,818
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6463% 1/22/13 (a)(b)	1,800,000	0
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	968,234	700,945
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	729,921
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	420,741
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	253,212	251,881
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,020,850
TOTAL ASSET-BACKED SECURITIES (Cost $5,343,477)		3,126,141
Collateralized Mortgage Obligations - 0.9%
	Principal Amount	Value
Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc. Series 2005-H Class 2A2, 4.7967% 9/25/35 (b)	$ 1,728,501	$ 737,420
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9763% 11/25/35 (b)	11,293,173	6,406,635
Class 2A3, 2.5508% 11/25/35 (b)	2,693,154	1,466,004
Series 2005-56:
Class 4A1, 0.5563% 11/25/35 (b)	2,159,647	1,200,911
Class 5A1, 0.5663% 11/25/35 (b)	3,284,114	1,852,897
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4863% 4/25/36 (b)	5,625,381	2,925,412
Series 2006-5 Class A1A, 0.4363% 7/25/36 (b)	4,556,207	2,375,566
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4563% 5/25/47 (b)	960,000	368,475
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4163% 2/25/37 (b)	2,129,296	1,125,907
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.0508% 1/25/46 (b)	5,032,387	2,717,000
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4363% 7/25/46 (b)	9,165,338	4,755,789
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 4.6335% 3/25/35 (b)	1,305,067	779,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,688,401)		26,711,656
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) # (Cost $28,971,000)	$ 28,971,058	$ 28,971,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,946,457,172)	2,990,931,266
NET OTHER ASSETS - 0.0%	708,669
NET ASSETS - 100%	$ 2,991,639,935
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,950,959 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,971,000 due 10/01/09 at 0.07%
BNP Paribas Securities Corp.	$ 11,127,922
Banc of America Securities LLC	1,236,436
Barclays Capital, Inc.	4,265,704
Societe Generale, New York Branch	1,213,015
UBS Securities LLC	9,891,487
Wachovia Capital Markets LLC	1,236,436
$ 28,971,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 2,468,209
Fidelity VIP Investment Grade Central Fund	88,309,144
Total	$ 90,777,353
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,045,212	$ 2,468,149	$ -	$ 46,922,363	11.0%
Fidelity VIP Investment Grade Central Fund	2,316,100,909	388,596,881	69,952,334	2,883,375,288	75.5%
Total	$ 2,351,146,121	$ 391,065,030	$ 69,952,334	$ 2,930,297,651
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,824,818	$ -	$ 1,824,818	$ -
Asset-Backed Securities	3,126,141	-	3,124,338	1,803
Collateralized Mortgage Obligations	26,711,656	-	26,711,656	-
Fixed-Income Funds	2,930,297,651	2,930,297,651	-	-
Cash Equivalents	28,971,000	-	28,971,000	-
Total Investments in Securities:	$ 2,990,931,266	$ 2,930,297,651	$ 60,631,812	$ 1,803
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,645,454
Total Realized Gain (Loss)	(1,350,704)
Total Unrealized Gain (Loss)	1,329,192
Cost of Purchases	-
Proceeds of Sales	(166,918)
Amortization/Accretion	10,783
Transfers in/out of Level 3	(1,466,004)
Ending Balance	$ 1,803
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 2,383

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,891,326,259. Net unrealized appreciation aggregated $99,605,007, of which $105,632,587 related to appreciated investment securities and $6,027,580 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities and collateralized mortgage obligations, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2009

1.822891.104

VIPIFF2005-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Investor Class	26,268	$ 518,792
VIP Equity-Income Portfolio Investor Class	36,610	602,970
VIP Growth & Income Portfolio Investor Class	56,826	604,061
VIP Growth Portfolio Investor Class	21,367	605,747
VIP Mid Cap Portfolio Investor Class	8,843	217,712
VIP Value Portfolio Investor Class	67,451	616,503
VIP Value Strategies Portfolio Investor Class	37,744	280,435
TOTAL DOMESTIC EQUITY FUNDS		3,446,220
International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	45,828	681,920
TOTAL EQUITY FUNDS (Cost $5,290,903)		4,128,140
Fixed-Income Funds - 35.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	82,138	$ 442,724
Investment Grade Fixed-Income Funds - 30.9%
VIP Investment Grade Bond Portfolio Investor Class	212,321	2,715,585
TOTAL FIXED-INCOME FUNDS (Cost $3,096,477)		3,158,309
Short-Term Funds - 17.1%

VIP Money Market Portfolio Investor Class (Cost $1,506,792)	1,506,792	1,506,792
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,894,172)		$ 8,793,241
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $9,996,971. Net unrealized depreciation aggregated $1,203,730, of which $285,042 related to appreciated investment securities and $1,488,772 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2009

1.822892.104

VIPIFF2010-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 41.5%
VIP Contrafund Portfolio Investor Class	147,365	$ 2,910,459
VIP Equity-Income Portfolio Investor Class	205,413	3,383,156
VIP Growth & Income Portfolio Investor Class	318,876	3,389,657
VIP Growth Portfolio Investor Class	119,896	3,399,066
VIP Mid Cap Portfolio Investor Class	49,601	1,221,167
VIP Value Portfolio Investor Class	376,102	3,437,576
VIP Value Strategies Portfolio Investor Class	212,335	1,577,647
TOTAL DOMESTIC EQUITY FUNDS		19,318,728
International Equity Funds - 10.0%
VIP Overseas Portfolio Investor Class R	311,482	4,634,851
TOTAL EQUITY FUNDS (Cost $33,759,373)		23,953,579
Fixed-Income Funds - 37.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	436,089	$ 2,350,517
Investment Grade Fixed-Income Funds - 32.8%
VIP Investment Grade Bond Portfolio Investor Class	1,192,057	15,246,412
TOTAL FIXED-INCOME FUNDS (Cost $17,566,248)		17,596,929
Short-Term Funds - 10.6%

VIP Money Market Portfolio Investor Class (Cost $4,922,557)	4,922,557	4,922,557
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $56,248,178)		$ 46,473,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $56,663,834. Net unrealized depreciation aggregated $10,190,769, of which $628,480 related to appreciated investment securities and $10,819,249 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2009

1.822893.104

VIPIFF2015-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 43.5%
VIP Contrafund Portfolio Investor Class	191,863	$ 3,789,286
VIP Equity-Income Portfolio Investor Class	267,320	4,402,765
VIP Growth & Income Portfolio Investor Class	414,984	4,411,285
VIP Growth Portfolio Investor Class	156,039	4,423,698
VIP Mid Cap Portfolio Investor Class	64,615	1,590,828
VIP Value Portfolio Investor Class	497,774	4,549,657
VIP Value Strategies Portfolio Investor Class	280,056	2,080,815
TOTAL DOMESTIC EQUITY FUNDS		25,248,334
International Equity Funds - 10.4%
VIP Overseas Portfolio Investor Class R	406,753	6,052,481
TOTAL EQUITY FUNDS (Cost $41,607,362)		31,300,815
Fixed-Income Funds - 37.3%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Investor Class	570,665	$ 3,075,884
Investment Grade Fixed-Income Funds - 32.0%
VIP Investment Grade Bond Portfolio Investor Class	1,455,213	18,612,176
TOTAL FIXED-INCOME FUNDS (Cost $21,531,228)		21,688,060
Short-Term Funds - 8.8%

VIP Money Market Portfolio Investor Class (Cost $5,093,486)	5,093,486	5,093,486
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $68,232,076)		$ 58,082,361
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $68,675,124. Net unrealized depreciation aggregated $10,592,763, of which $1,561,921 related to appreciated investment securities and $12,154,684 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2009

1.822895.104

VIPIFF2020-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.7%
	Shares	Value
Domestic Equity Funds - 53.0%
VIP Contrafund Portfolio Investor Class	303,838	$ 6,000,805
VIP Equity-Income Portfolio Investor Class	423,612	6,976,895
VIP Growth & Income Portfolio Investor Class	657,581	6,990,090
VIP Growth Portfolio Investor Class	247,227	7,008,887
VIP Mid Cap Portfolio Investor Class	102,236	2,517,057
VIP Value Portfolio Investor Class	761,096	6,956,422
VIP Value Strategies Portfolio Investor Class	426,569	3,169,406
TOTAL DOMESTIC EQUITY FUNDS		39,619,562
International Equity Funds - 12.7%
VIP Overseas Portfolio Investor Class R	641,247	9,541,756
TOTAL EQUITY FUNDS (Cost $66,366,776)		49,161,318
Fixed-Income Funds - 32.2%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
VIP High Income Portfolio Investor Class	998,477	$ 5,381,789
Investment Grade Fixed-Income Funds - 25.0%
VIP Investment Grade Bond Portfolio Investor Class	1,463,780	18,721,742
TOTAL FIXED-INCOME FUNDS (Cost $24,218,053)		24,103,531
Short-Term Funds - 2.1%

VIP Money Market Portfolio Investor Class (Cost $1,525,204)	1,525,204	1,525,204
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $92,110,033)		$ 74,790,053
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $92,773,266. Net unrealized depreciation aggregated $17,983,213, of which $1,714,943 related to appreciated investment securities and $19,698,156 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2009

1.822896.104

VIPIFF2025-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.7%
	Shares	Value
Domestic Equity Funds - 57.7%
VIP Contrafund Portfolio Investor Class	132,666	$ 2,620,157
VIP Equity-Income Portfolio Investor Class	184,985	3,046,708
VIP Growth & Income Portfolio Investor Class	287,196	3,052,890
VIP Growth Portfolio Investor Class	107,954	3,060,491
VIP Mid Cap Portfolio Investor Class	44,687	1,100,190
VIP Value Portfolio Investor Class	321,787	2,941,129
VIP Value Strategies Portfolio Investor Class	180,567	1,341,615
TOTAL DOMESTIC EQUITY FUNDS		17,163,180

	Shares	Value
International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	278,637	$ 4,146,114
TOTAL EQUITY FUNDS (Cost $27,458,566)		21,309,294
Fixed-Income Funds - 28.3%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Investor Class	419,654	2,261,936
Investment Grade Fixed-Income Funds - 20.7%
VIP Investment Grade Bond Portfolio Investor Class	481,618	6,159,895
TOTAL FIXED-INCOME FUNDS (Cost $8,452,360)		8,421,831
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $35,910,926)		$ 29,731,125
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $36,229,763. Net unrealized depreciation aggregated $6,498,638, of which $1,205,591 related to appreciated investment securities and $7,704,229 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2009

1.822894.104

VIPIFF2030-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.0%
	Shares	Value
Domestic Equity Funds - 64.5%
VIP Contrafund Portfolio Investor Class	162,592	$ 3,211,184
VIP Equity-Income Portfolio Investor Class	226,681	3,733,443
VIP Growth & Income Portfolio Investor Class	351,900	3,740,698
VIP Growth Portfolio Investor Class	132,293	3,750,511
VIP Mid Cap Portfolio Investor Class	54,773	1,348,517
VIP Value Portfolio Investor Class	398,986	3,646,730
VIP Value Strategies Portfolio Investor Class	224,701	1,669,527
TOTAL DOMESTIC EQUITY FUNDS		21,100,610

	Shares	Value
International Equity Funds - 15.5%
VIP Overseas Portfolio Investor Class R	341,995	$ 5,088,887
TOTAL EQUITY FUNDS (Cost $35,208,566)		26,189,497
Fixed-Income Funds - 20.0%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	464,237	2,502,239
Investment Grade Fixed-Income Funds - 12.3%
VIP Investment Grade Bond Portfolio Investor Class	315,756	4,038,524
TOTAL FIXED-INCOME FUNDS (Cost $6,714,386)		6,540,763
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $41,922,952)		$ 32,730,260
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $42,310,879. Net unrealized depreciation aggregated $9,580,619, of which $931,856 related to appreciated investment securities and $10,512,475 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2009

1.822890.104

VIPIFFINC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.1%
	Shares	Value
Domestic Equity Funds - 21.1%
VIP Contrafund Portfolio Investor Class	34,636	$ 684,053
VIP Equity-Income Portfolio Investor Class	48,270	795,003
VIP Growth & Income Portfolio Investor Class	74,927	796,475
VIP Growth Portfolio Investor Class	28,180	798,904
VIP Mid Cap Portfolio Investor Class	11,661	287,100
VIP Value Portfolio Investor Class	96,208	879,337
VIP Value Strategies Portfolio Investor Class	53,225	395,465
TOTAL EQUITY FUNDS (Cost $5,661,743)		4,636,337
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	205,255	$ 1,106,324
Investment Grade Fixed-Income Funds - 33.8%
VIP Investment Grade Bond Portfolio Investor Class	581,589	7,438,526
TOTAL FIXED-INCOME FUNDS (Cost $8,421,324)		8,544,850
Short-Term Funds - 40.1%

VIP Money Market Portfolio Investor Class (Cost $8,818,454)	8,818,454	8,818,454
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,901,521)		$ 21,999,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $23,064,415. Net unrealized depreciation aggregated $1,064,774, of which $543,848 related to appreciated investment securities and $1,608,622 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

September 30, 2009

1.807728.105

VIPMM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.9%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
10/7/09	0.35% (d)	$ 25,155,000	$ 25,155,000
LP Pinewood SPV LLC
10/7/09	0.35 (d)	7,000,000	7,000,000
TOTAL CORPORATE BONDS			32,155,000
Certificates of Deposit - 46.0%

London Branch, Eurodollar, Foreign Banks - 17.9%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	30,000,000	30,000,000
Bayerische Hypo-und Vereinsbank AG
10/27/09	0.50	13,000,000	13,000,000
Calyon SA
11/9/09	1.10	10,000,000	10,000,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	22,000,000	22,000,080
Credit Agricole SA
10/22/09 to 5/20/10	0.60 to 1.10	143,000,000	143,000,000
Credit Industriel et Commercial
10/1/09 to 1/4/10	0.35 to 0.54	73,000,000	73,000,000
Danske Bank AS
10/6/09 to 10/20/09	0.25 to 0.40	36,000,000	36,000,039
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	28,000,000	28,000,000
ING Bank NV
10/6/09 to 1/8/10	0.39 to 0.58	91,000,000	91,000,000
Landesbank Baden-Wuert
10/26/09	0.36	20,000,000	20,000,139
Landesbank Hessen-Thuringen
10/2/09 to 2/1/10	0.53 to 0.70	63,000,000	63,000,000
National Australia Bank Ltd.
10/19/09 to 3/22/10	0.40 to 1.10	61,000,000	61,000,000
UniCredit SpA
10/13/09	0.60	39,000,000	39,000,000
			629,000,258
New York Branch, Yankee Dollar, Foreign Banks - 28.1%
Bank of Montreal
12/16/09	0.50	7,000,000	7,000,000
Bank of Nova Scotia
10/14/09 to 12/8/09	0.36 to 0.67 (d)	57,000,000	57,000,000

Due Date	Yield (a)	Principal Amount	Value
Bank Tokyo-Mitsubishi UFJ Ltd.
11/9/09 to 1/25/10	0.40 to 0.51%	$ 110,000,000	$ 110,000,000
BNP Paribas SA
10/16/09 to 4/20/10	0.56 to 1.18	131,000,000	131,000,000
Calyon New York Branch
12/8/09	0.46 (d)	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
10/22/09	1.00	13,000,000	13,000,000
Commerzbank AG
10/8/09 to 11/2/09	0.50 to 0.60	48,000,000	48,000,000
Deutsche Bank AG
10/5/09	0.81 (d)	23,000,000	23,000,000
Fortis Banque SA
10/13/09 to 10/23/09	0.20 to 0.40	15,000,000	15,000,000
Intesa Sanpaolo SpA
10/19/09 to 1/6/10	0.25 to 0.72	65,000,000	65,000,000
Natexis Banques Populaires NY
11/19/09	0.93 (d)	8,000,000	8,000,000
Natixis New York Branch
12/22/09	0.64 (d)	18,000,000	18,000,000
Natixis SA
11/10/09 to 11/30/09	0.40 to 0.50	24,000,000	24,000,000
Rabobank Nederland
10/19/09 to 5/18/10	0.50 to 1.20	53,000,000	53,023,090
Royal Bank of Canada
10/1/09	0.90 (d)	27,000,000	27,000,000
Royal Bank of Scotland PLC
10/15/09 to 3/16/10	0.38 to 0.80	112,000,000	112,000,000
Skandinaviska Enskilda Banken AB
10/5/09	0.30	17,000,000	17,000,000
Societe Generale
10/13/09 to 11/5/09	0.20 to 1.03 (d)	61,000,000	61,000,000
Sumitomo Mitsui Banking Corp.
10/15/09 to 1/4/10	0.30 to 0.40	12,000,000	12,000,000
Toronto-Dominion Bank
10/13/09 to 4/16/10	0.50 to 1.90 (d)	133,000,000	133,000,000
UBS AG
11/25/09	0.44	23,000,000	23,000,000
			987,023,090
TOTAL CERTIFICATES OF DEPOSIT			1,616,023,348
Commercial Paper - 17.5%
Due Date	Yield (a)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40%	$ 7,000,000	$ 6,995,878
Bayerische Landesbank
10/19/09	0.42	23,500,000	23,495,065
Caisse Nationale des Caisses d' Epargne et de Prevoyance
10/2/09 to 11/19/09	0.45 to 0.75	5,000,000	4,997,921
Commerzbank U.S. Finance, Inc.
10/23/09 to 1/14/10	0.25 to 0.53	88,000,000	87,949,756
CVS Caremark Corp.
10/6/09 to 11/4/09	0.40 to 1.10	13,000,000	12,996,535
Dakota Notes (Citibank Credit Card Issuance Trust)
10/5/09 to 10/22/09	0.26 to 0.60	80,000,000	79,988,984
Danske Corp.
11/3/09	0.21	17,000,000	16,996,727
Emerald Notes (BA Credit Card Trust)
10/1/09 to 10/30/09	0.80 to 1.20	46,000,000	45,989,446
Groupe BPCE
11/2/09 to 12/8/09	0.48 to 0.51	39,000,000	38,974,530
HVB U.S. Finance, Inc.
10/2/09 to 11/10/09	0.50 to 0.55	45,000,000	44,983,306
Intesa Funding LLC
10/27/09 to 1/15/10	0.62 to 1.17	13,000,000	12,983,611
Irish Republic
10/22/09 to 12/15/09	0.38 to 0.55	25,000,000	24,991,000
Landesbank Hessen-Thuringen
10/7/09 to 1/5/10	0.58 to 0.60	15,000,000	14,985,020
Natexis Banques Populaires U.S. Finance Co. LLC
11/2/09 to 1/8/10	0.45 to 0.65	40,000,000	39,964,767
Nationwide Building Society
10/13/09 to 10/30/09	0.51 to 0.53	37,000,000	36,989,442
Palisades Notes (Citibank Omni Master Trust)
10/1/09 to 10/7/09	0.90	33,000,000	32,996,600
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	15,000,000	14,946,207
Sanpaolo IMI U.S. Financial Co.
11/27/09 to 12/11/09	0.58 to 0.65	9,000,000	8,990,399
Time Warner Cable, Inc.
10/8/09 to 10/20/09	0.42 to 0.43	26,500,000	26,495,801

Due Date	Yield (a)	Principal Amount	Value
Toronto Dominion Holdings (USA)
3/8/10	0.55%	$ 2,000,000	$ 1,995,172
UniCredito Italiano Bank (Ireland) PLC
11/23/09	0.45	3,000,000	2,998,013
Westpac Banking Corp.
12/11/09 to 5/10/10	0.31 to 0.70 (d)	35,000,000	34,952,731
TOTAL COMMERCIAL PAPER			616,656,911
U.S. Government and Government Agency Obligations - 3.0%

Other Government Related - 3.0%
Bank of America NA (FDIC Guaranteed)
10/29/09 to 12/14/09	0.33 to 0.55 (c)(d)	57,309,000	57,309,000
Citibank NA (FDIC Guaranteed)
12/30/09	0.33 (c)(d)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
10/8/09	0.60 (c)(d)	36,620,000	36,620,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			103,929,000
Federal Agencies - 14.6%

Fannie Mae - 2.7%
11/9/09 to 3/12/10	0.40 to 0.97 (d)	93,655,000	94,198,924
Federal Home Loan Bank - 5.8%
11/19/09 to 10/18/10	0.40 to 1.15 (d)	204,990,000	205,006,475
Freddie Mac - 6.1%
11/2/09 to 12/10/09	0.27 to 0.86 (d)	214,000,000	213,895,923
TOTAL FEDERAL AGENCIES			513,101,322
U.S. Treasury Obligations - 2.2%

U.S. Treasury Bills - 2.2%
10/22/09 to 9/23/10	0.40 to 1.01	76,000,000	75,822,468
Bank Notes - 0.6%

Societe Generale
12/4/09	0.76 (b)(d)	22,000,000	22,000,000
Medium-Term Notes - 9.3%
Due Date	Yield (a)	Principal Amount	Value
AT&T, Inc.
10/2/09	1.05% (b)(d)	$ 33,000,000	$ 33,000,000
Bank of America NA
10/5/09	0.80 (d)	30,000,000	30,000,000
Bank of Montreal
10/5/09	0.77 (b)(d)	14,000,000	14,000,000
Banque Federative du Credit Mutuel
11/28/09	0.72 (b)(d)	12,000,000	12,000,000
BNP Paribas SA
11/13/09	0.68 (d)	20,000,000	20,000,000
BP Capital Markets PLC
12/11/09	0.42 (d)	14,000,000	14,000,000
Cellco Partnership
12/29/09	0.78 (b)(d)	14,000,000	14,000,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(d)	27,000,000	27,000,000
General Electric Capital Corp.
10/5/09	0.61 (d)	1,000,000	1,000,072
Lloyds TSB Group PLC
11/9/09	0.49 (b)(d)	22,000,000	22,000,000
Metropolitan Life Global Funding I
1/5/10	1.20 (b)(d)	6,000,000	6,000,000
National Australia Bank Ltd.
10/6/09	0.48 (b)(d)	16,000,000	16,000,000
New York Life Insurance Co.
11/30/09 to 12/29/09	1.41 to 1.43 (d)(f)	24,000,000	24,000,000
Nordea Bank AB
10/26/09	0.87 (b)(d)	22,000,000	22,000,000
Procter & Gamble International Funding SCA
11/7/09	0.48 (d)	7,000,000	7,000,000
Royal Bank of Canada
10/15/09	0.66 (b)(d)	23,000,000	23,000,000
Verizon Communications, Inc.
12/15/09	0.70 (d)	14,000,000	14,000,000
Westpac Banking Corp.
10/2/09	0.49 (b)(d)	27,000,000	26,999,992
TOTAL MEDIUM-TERM NOTES (Cost $326,000,064)			326,000,064
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
10/1/09	2.10 (d)(f)	10,000,000	10,000,000
Asset-Backed Securities - 0.8%

Bank of America Auto Trust
9/15/10	0.40 (b)	3,000,000	3,000,000

Due Date	Yield (a)	Principal Amount	Value
BMW Vehicle Lease Trust
6/15/10	0.79%	$ 3,734,651	$ 3,734,651
Harley-Davidson Motor Trust
5/17/10	1.49	2,545,809	2,545,809
Honda Auto Receivables Owner Trust
5/17/10 to 7/15/10	0.75 to 1.32	10,216,202	10,216,202
John Deere Owner Trust 2009
7/2/10	1.13	4,983,322	4,983,322
Volkswagen Auto Lease Trust
5/17/10	1.45	4,076,516	4,076,516
TOTAL ASSET-BACKED SECURITIES			28,556,500
Repurchase Agreements - 5.0%
	Maturity Amount
In a joint trading account at 0.07% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 663,001	663,000
With:
Barclays Capital, Inc. at:
0.4%, dated 9/30/09 due 10/1/09:
(Collateralized by Equity Securities valued at $45,100,511)	41,000,456	41,000,000
(Collateralized by U.S. Government Obligations valued at $31,930,355, 0.74% - 7%, 3/20/31 - 8/20/39)	31,000,344	31,000,000
0.48%, dated 9/14/09 due 10/14/09 (Collateralized by Equity Securities valued at $8,802,013)	8,003,200	8,000,000
0.5%, dated 8/21/09 due 11/19/09 (Collateralized by Corporate Obligations valued at $1,050,598, 6.5%, 5/9/67)	1,001,250	1,000,000
0.65%, dated 9/25/09 due 12/22/09 (Collateralized by Mortgage Loan Obligations valued at $3,150,342, 6%, 8/10/45)	3,004,767	3,000,000
Citigroup Global Markets, Inc. at 0.53%, dated 9/29/09 due 10/6/09 (Collateralized by Equity Securities valued at $3,301,215)	3,000,309	3,000,000
Deutsche Bank Securities, Inc. at:
0.3%, dated 9/16/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $2,113,886, 11/16/09)	2,001,017	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $5,202,769, 11/13/09)	$ 5,004,472	$ 5,000,000
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $6,233,846, 11/13/09)	6,005,573	6,000,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $3,143,406, 10/13/09)	3,002,850	3,000,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $3,094,344, 10/26/09)	3,004,217	3,000,000
Goldman Sachs & Co. at 0.32%, dated 9/29/09 due 10/6/09 (Collateralized by Commercial Paper Obligations valued at $18,540,351, 12/10/09 - 2/2/10) (d)(e)	18,001,120	18,000,000
ING Financial Markets LLC at 0.35%, dated:
9/24/09 due 11/23/09 (Collateralized by Corporate Obligations valued at $2,103,979, 5.15%, 1/15/14)	2,001,167	2,000,000
9/29/09 due 10/29/09 (Collateralized by Corporate Obligations valued at $4,204,484, 5.88%, 5/15/13)	4,001,167	4,000,000
J.P. Morgan Securities, Inc. at 0.6%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $1,050,810, 1.41%, 1/30/16)	1,000,017	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.4%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $12,105,989) (d)(e)	11,011,244	11,000,000
Morgan Stanley & Co. at:
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $18,709,166)	17,017,850	17,000,000

	Maturity Amount	Value
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $12,100,366)	$ 11,013,930	$ 11,000,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $5,254,632, 4.4% - 8.75%, 10/15/09 - 6/1/14)	5,004,667	5,000,000
TOTAL REPURCHASE AGREEMENTS		175,663,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,519,907,613)	3,519,907,613
NET OTHER ASSETS - (0.2)%	(7,526,655)
NET ASSETS - 100%	$ 3,512,380,958
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,999,992 or 6.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $103,929,000 or 3.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,000,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 2.1%, 10/1/09	3/26/02	$ 10,000,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 9,000,000
1.43%, 12/29/09	3/23/09	$ 15,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$663,000 due 10/01/09 at 0.07%
Banc of America Securities LLC	$ 45,611
Bank of America, NA	97,430
Barclays Capital, Inc.	58,980
Citigroup Global Markets, Inc.	23,592
Credit Suisse Securities (USA) LLC	31,456
Deutsche Bank Securities, Inc.	31,456
Greenwich Capital Markets, Inc.	31,456
ING Financial Markets LLC	47,184
J.P. Morgan Securities, Inc.	194,241
Merrill Lynch Government Securities, Inc.	7,864
Mizuho Securities USA, Inc.	44,038
Morgan Stanley & Co., Inc.	23,592
RBC Capital Markets Corp.	10,223
Societe Generale, New York Branch	15,877
$ 663,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2009, the cost of investment securities for income tax purposes was $3,519,907,613.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2009

1.808796.105

VIPSI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 170,000	$ 149,855
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		500,000	396,600
TOTAL ENERGY			546,455
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		70,000	66,500
1.25% 2/15/27		55,000	48,263
			114,763
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		95,000	79,681
6% 5/1/15		385,000	287,788
ON Semiconductor Corp. 0% 4/15/24		20,000	20,288
Spansion, Inc. 2.25% 6/15/16 (b)(f)		240,000	96,000
			483,757
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,280,488
TOTAL CONVERTIBLE BONDS			3,425,463
Nonconvertible Bonds - 32.1%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		170,000	161,500
10.75% 8/15/16 (f)		55,000	58,713
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	193,500
Tenneco, Inc. 8.125% 11/15/15		80,000	77,600
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	330,925
TRW Automotive, Inc.:
7% 3/15/14 (f)		20,000	18,200

		Principal Amount (c)	Value
7.25% 3/15/17 (f)		$ 1,015,000	$ 893,200
Visteon Corp. 7% 3/10/14 (b)		400,000	98,000
			1,831,638
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (b)		657,000	98,550
7.125% 7/15/13 (b)		170,000	24,650
7.2% 1/15/11 (b)		85,000	12,750
7.4% 9/1/25 (b)		369,000	55,350
7.7% 4/15/16 (b)		535,000	81,588
8.1% 6/15/24 (b)		175,000	26,688
8.25% 7/15/23 (b)		698,000	108,190
8.375% 7/15/33 (b)		720,000	117,000
8.8% 3/1/21 (b)		50,000	7,625
			532,391
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		175,000	179,375
Mac-Gray Corp. 7.625% 8/15/15		40,000	39,400
			218,775
Hotels, Restaurants & Leisure - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14 (f)		330,000	293,700
Carrols Corp. 9% 1/15/13		355,000	355,000
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		1,400,000	1,414,000
MGM Mirage, Inc.:
5.875% 2/27/14		455,000	348,075
6.625% 7/15/15		1,765,000	1,350,225
6.75% 9/1/12		400,000	342,000
6.75% 4/1/13		760,000	619,400
6.875% 4/1/16		235,000	179,775
7.5% 6/1/16		1,830,000	1,409,100
7.625% 1/15/17		702,000	544,050
10.375% 5/15/14 (f)		175,000	187,250
11.125% 11/15/17 (f)		795,000	874,500
Mohegan Tribal Gaming Authority 6.875% 2/15/15		195,000	132,113
Scientific Games Corp. 6.25% 12/15/12		40,000	38,900
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	71,000
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		349,000	315,845
Six Flags, Inc.:
8.875% 2/1/10 (b)		580,000	104,400
9.625% 6/1/14 (b)		486,000	89,910
9.75% 4/15/13 (b)		75,000	13,500
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	93,100
Station Casinos, Inc.:
6% 4/1/12 (b)		610,000	183,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14 (b)		$ 811,000	$ 32,440
6.625% 3/15/18 (b)		830,000	33,200
6.875% 3/1/16 (b)		865,000	34,600
7.75% 8/15/16 (b)		920,000	289,800
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	11,960
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		65,000	65,000
Vail Resorts, Inc. 6.75% 2/15/14		225,000	221,063
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		30,000	3,000
12.75% 1/15/13 (b)		230,000	4,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		69,000	41,400
			9,695,906
Household Durables - 0.1%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	500,763
Sealy Mattress Co. 10.875% 4/15/16 (f)		110,000	121,138
			621,901
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	36,000
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		120,000	127,200
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		500,000	542,500
CanWest Media, Inc. 8% 9/15/12 (b)		40,000	23,400
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)		1,057,000	195,545
11% 10/1/15 (b)		22,000	3,850
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)		640,000	707,200
10.25% 9/15/10 (b)		588,000	661,500
10.25% 10/1/13 (b)		425,000	469,625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (f)(i)		555,000	566,100
12.875% 9/15/14 (f)		1,065,000	1,155,525

		Principal Amount (c)	Value
Clear Channel Communications, Inc.:
4.9% 5/15/15		$ 165,000	$ 62,700
5.5% 9/15/14		123,000	54,274
5.5% 12/15/16		115,000	43,125
5.75% 1/15/13		195,000	101,400
6.25% 3/15/11		10,000	6,950
6.875% 6/15/18		80,000	30,000
10.75% 8/1/16		1,920,000	1,075,200
11.75% 8/1/16 pay-in-kind (e)		290,000	97,176
EchoStar Communications Corp.:
6.625% 10/1/14		790,000	768,275
7% 10/1/13		340,000	340,000
7.125% 2/1/16		2,725,000	2,704,563
7.75% 5/31/15		630,000	642,600
Haights Cross Communications, Inc. 12.5% 8/15/11 (e)		20,000	1,200
iesy Repository GmbH 10.375% 2/15/15 (f)		50,000	52,500
Interpublic Group of Companies, Inc. 10% 7/15/17 (f)		170,000	182,750
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,068,375
8.5% 7/15/29		230,000	189,750
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	42,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		460,000	363,400
10% 8/1/14		615,000	621,150
11.5% 5/1/16		315,000	333,900
11.625% 2/1/14		160,000	170,000
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	111,100
10.375% 9/1/14 (f)		365,000	382,338
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		160,000	3,200
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,840,000	1,745,792
Univision Communications, Inc. 12% 7/1/14 (f)		490,000	526,750
Videotron Ltd. 6.875% 1/15/14		125,000	122,500
			16,295,913
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		300,000	300,000
Matahari International Finance Co. BV 10.75% 8/7/12		350,000	355,250
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		348,287	290,428
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		450,000	328,500
			1,274,178
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		$ 610,000	$ 597,800
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	129,500
10.375% 6/1/15 pay-in-kind (i)		260,191	146,966
Michaels Stores, Inc.:
0% 11/1/16 (d)		30,000	19,500
10% 11/1/14		1,750,000	1,715,000
11.375% 11/1/16		59,000	55,460
Staples, Inc. 9.75% 1/15/14		433,000	520,136
			3,184,362
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		170,000	171,700
9.75% 1/15/15		115,000	118,450
			290,150
TOTAL CONSUMER DISCRETIONARY			33,981,214
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	100,000	180,956
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	99,500
16% 3/27/12 (f)		300,000	251,550
			532,006
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		375,000	330,938
8.625% 3/1/15		55,000	44,756
9.375% 12/15/15		255,000	206,550
9.5% 6/15/17		345,000	275,138
10.375% 7/15/16		765,000	753,525
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	100,000	144,965
			1,755,872
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		200,000	205,500
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		120,000	12,000
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		330,000	356,400
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	24,750

		Principal Amount (c)	Value
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		$ 35,000	$ 35,525
10.625% 4/1/17		65,000	66,381
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		130,000	99,775
Smithfield Foods, Inc.:
7.75% 7/1/17		170,000	137,275
10% 7/15/14 (f)		380,000	397,100
			1,334,706
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	75,000
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	37,600
TOTAL CONSUMER STAPLES			3,735,184
ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Complete Production Services, Inc. 8% 12/15/16		130,000	118,300
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	241,200
			359,500
Oil, Gas & Consumable Fuels - 3.7%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (f)		245,000	254,188
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	663,600
Berry Petroleum Co.:
8.25% 11/1/16		150,000	144,000
10.25% 6/1/14		145,000	152,250
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	237,000
8.875% 2/1/17		250,000	198,750
Chesapeake Energy Corp.:
6.5% 8/15/17		250,000	228,750
6.875% 11/15/20		1,940,000	1,726,600
7.25% 12/15/18		360,000	340,200
7.5% 9/15/13		40,000	39,800
7.625% 7/15/13		655,000	655,000
9.5% 2/15/15		360,000	378,900
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	289,132
Concho Resources, Inc. 8.625% 10/1/17		155,000	159,263
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	220,050
Continental Resources, Inc. 8.25% 10/1/19 (f)		65,000	66,625
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. 9.75% 3/1/16		$ 105,000	$ 111,300
Drummond Co., Inc. 7.375% 2/15/16 (f)		300,000	258,000
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,913
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	50,000	72,409
Harvest Operations Corp. 7.875% 10/15/11		50,000	48,250
InterNorth, Inc. 9.625% 3/16/06 (b)		100,000	60
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		400,000	424,000
9.125% 7/2/18 (f)		230,000	249,550
11.75% 1/23/15 (f)		380,000	449,350
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	178,525
8% 5/15/17		305,000	279,838
11.75% 6/30/16		320,000	344,800
Massey Energy Co. 6.875% 12/15/13		560,000	540,400
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	424,575
8.25% 12/15/14		95,000	74,100
Peabody Energy Corp. 7.875% 11/1/26		300,000	285,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	164,209
Petrohawk Energy Corp.:
7.875% 6/1/15		810,000	797,850
9.125% 7/15/13		600,000	616,500
Petroleos de Venezuela SA:
5.25% 4/12/17		4,970,000	3,068,975
5.375% 4/12/27		965,000	463,200
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		200,000	184,000
Petroleum Development Corp. 12% 2/15/18		265,000	261,025
Plains Exploration & Production Co. 10% 3/1/16		645,000	693,375
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	369,338
Range Resources Corp. 7.375% 7/15/13		100,000	101,000
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.75% 9/30/19 (f)		500,000	560,642
SandRidge Energy, Inc.:
8% 6/1/18 (f)		460,000	441,600
8.625% 4/1/15 pay-in-kind (i)		565,000	559,350
Ship Finance International Ltd. 8.5% 12/15/13		145,000	137,750

		Principal Amount (c)	Value
Southern Star Central Corp. 6.75% 3/1/16		$ 90,000	$ 85,950
Southwestern Energy Co. 7.5% 2/1/18		150,000	152,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		290,000	304,500
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	65,800
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,311
7.5% 4/1/17		445,000	498,767
7.625% 4/1/37		50,000	56,817
8% 2/1/16		75,000	85,688
8.375% 6/15/32		40,000	48,024
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		975,000	983,531
Venoco, Inc. 8.75% 12/15/11		190,000	191,900
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	280,550
YPF SA 10% 11/2/28		600,000	579,000
			21,277,080
TOTAL ENERGY			21,636,580
FINANCIALS - 5.5%
Capital Markets - 0.2%
3i Group PLC 1.003% 6/8/12 (i)	EUR	50,000	61,163
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (i)	EUR	100,000	141,658
Morgan Stanley 4% 11/17/15	EUR	100,000	140,061
Royal Bank of Scotland PLC 5.375% 9/30/19	EUR	150,000	223,445
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (i)	EUR	100,000	141,767
UBS AG London Branch 6.375% 7/20/16	GBP	150,000	258,929
VTB Capital SA 4.25% 2/15/16	EUR	100,000	142,543
			1,109,566
Commercial Banks - 1.6%
Australia & New Zealand Banking Group Ltd. 5.125% 9/10/19	EUR	100,000	147,216
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	250,000	363,842
Banco Santander SA 3.875% 5/27/14	EUR	100,000	152,007
Barclays Bank PLC 10% 5/21/21	GBP	50,000	101,897
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	300,000	450,516
Central American Bank 5.375% 9/24/14 (f)		200,000	199,500
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	350,000	532,144
Credit Agricole SA 5% (i)	GBP	150,000	202,906
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Development Bank of Philippines 8.375% (i)		$ 400,000	$ 402,000
DnB NOR Bank ASA 4.5% 5/29/14	EUR	150,000	229,660
Eurasian Development Bank 7.375% 9/29/14 (f)		445,000	459,463
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,375,000	1,223,750
Export-Import Bank of India 0.8813% 6/7/12 (i)	JPY	20,000,000	214,196
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		880,000	864,600
Intesa Sanpaolo SpA 5% 9/23/19	EUR	200,000	294,052
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		340,000	338,300
KBC IFIMA NV 4.5% 9/17/14	EUR	150,000	219,671
Rabobank Nederland:
1.046% 7/28/15 (i)	EUR	100,000	141,273
4% 9/10/15	GBP	350,000	557,390
RSHB Capital SA 9% 6/11/14 (f)		115,000	125,776
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	100,000	170,389
Societe Generale SCF 4% 7/7/16	EUR	250,000	377,667
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	302,642
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	150,000	251,236
US Bank NA, Cincinnati 4.375% 2/28/17 (i)	EUR	100,000	135,990
Wachovia Bank NA:
5.25% 8/1/23	GBP	100,000	140,779
6% 5/23/13	EUR	150,000	237,368
Wachovia Corp. 4.375% 8/1/16	EUR	50,000	73,471
Wells Fargo & Co. 7.98% (i)		135,000	122,850
Westpac Banking Corp. 4.25% 9/22/16	EUR	200,000	293,415
Zions Bancorp 7.75% 9/23/14		235,000	210,325
			9,536,291
Consumer Finance - 1.8%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		80,000	53,700
American Express Credit Corp. 5.375% 10/1/14	GBP	200,000	320,557
Ford Motor Credit Co. LLC:
7% 10/1/13		340,000	319,129
7.25% 10/25/11		790,000	767,255
7.375% 2/1/11		45,000	44,765
7.5% 8/1/12		645,000	622,425

		Principal Amount (c)	Value
8% 6/1/14		$ 335,000	$ 318,230
8% 12/15/16		1,645,000	1,526,175
12% 5/15/15		1,620,000	1,782,000
General Motors Acceptance Corp.:
6.75% 12/1/14		55,000	46,750
8% 11/1/31		490,000	391,735
GMAC LLC:
6% 4/1/11 (f)		91,000	85,313
6.75% 12/1/14 (f)		280,000	238,000
8% 11/1/31 (f)		4,478,000	3,604,790
SLM Corp. 0.973% 12/15/10 (i)	EUR	100,000	129,259
			10,250,083
Diversified Financial Services - 0.9%
Bank of America Corp.:
4% 3/28/18 (i)	EUR	150,000	189,154
6.125% 9/15/21	GBP	150,000	243,444
8% (i)		350,000	308,000
8.125% (i)		480,000	422,400
BAT International Finance PLC 5.375% 6/29/17	EUR	50,000	76,801
CIT Group, Inc.:
0.7044% 2/13/12 (i)		90,000	58,500
5% 2/13/14		250,000	159,695
5% 2/1/15		205,000	130,175
5.125% 9/30/14		115,000	73,600
5.4% 2/13/12		310,000	203,461
5.4% 3/7/13		195,000	125,029
5.4% 1/30/16		110,000	69,345
5.6% 4/27/11		35,000	23,831
5.85% 9/15/16		85,000	53,975
7.625% 11/30/12		340,000	221,446
Cloverie PLC 7.5% 7/24/39 (i)	EUR	50,000	79,977
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	8,332	14,362
8.151% 12/31/30	GBP	30,000	52,104
EnBW International Finance BV 6.125% 7/7/39	EUR	50,000	79,821
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	106,250
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	233,240
Imperial Tobacco Finance 8.375% 2/17/16	EUR	210,000	360,571
International Lease Finance Corp. 6.625% 11/15/13		125,000	99,115
Linde Finance BV 6.75% 12/8/15	EUR	100,000	168,918
NCO Group, Inc. 11.875% 11/15/14		120,000	87,600
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	6,532,605	206,687
SES Global Americas Holdings GP 4.875% 7/9/14	EUR	50,000	76,157
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	150,000	$ 230,195
TMK Capital SA 10% 7/29/11		700,000	690,200
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	50,000	72,678
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	74,411
4.375% 5/19/14	EUR	50,000	74,270
			5,065,412
Insurance - 0.2%
Eureko BV:
5.125% (i)	EUR	200,000	196,082
7.375% 6/16/14	EUR	180,000	291,054
Mapfre SA 5.921% 7/24/37 (i)	EUR	200,000	240,499
Old Mutual PLC 4.5% 1/18/17 (i)	EUR	100,000	119,844
Society of Lloyd's 5.625% 11/17/24 (i)	EUR	200,000	249,662
			1,097,141
Real Estate Investment Trusts - 0.2%
Rouse Co. 5.375% 11/26/13 (b)		335,000	285,588
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		515,000	443,544
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	171,000
8.625% 1/15/12		280,000	285,600
Ventas Realty LP 6.5% 6/1/16		65,000	62,725
			1,248,457
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (f)		425,000	459,000
Hammerson PLC 4.875% 6/19/15	EUR	50,000	67,848
Realogy Corp.:
10.5% 4/15/14		2,950,000	2,138,750
11.75% 4/15/14 pay-in-kind (i)		205,774	120,345
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	105,463
			2,891,406
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
1.373% (i)	EUR	100,000	105,065
4.604% (i)	EUR	100,000	117,888
Nationwide Building Society 3.375% 8/17/15 (i)	EUR	200,000	274,348
			497,301
TOTAL FINANCIALS			31,695,657

		Principal Amount (c)	Value
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc. 10% 10/15/17		$ 15,000	$ 15,938
Invacare Corp. 9.75% 2/15/15		90,000	94,950
			110,888
Health Care Providers & Services - 1.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		505,000	545,400
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (i)		730,000	599,974
CRC Health Group, Inc. 10.75% 2/1/16		90,000	63,450
DaVita, Inc. 6.625% 3/15/13		340,000	335,750
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	127,188
HCA, Inc.:
5.75% 3/15/14		220,000	192,500
6.25% 2/15/13		110,000	105,050
6.375% 1/15/15		75,000	66,188
6.5% 2/15/16		275,000	243,375
6.75% 7/15/13		110,000	105,325
9.125% 11/15/14		465,000	478,950
9.25% 11/15/16		760,000	780,900
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	89,775
Rural/Metro Corp. 9.875% 3/15/15		80,000	77,600
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	80,730
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	29,850
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	684,125
Tenet Healthcare Corp.:
9.25% 2/1/15		85,000	88,188
9.875% 7/1/14		805,000	813,050
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	52,250
			5,559,618
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	71,750
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp.:
7.75% 11/15/11		65,000	66,138
8.75% 10/15/16 (f)		435,000	429,563
Leiner Health Products, Inc. 11% 6/1/12 (b)		90,000	225
Pfizer, Inc. 5.75% 6/3/21	EUR	200,000	327,538
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	$ 172,942
Schering-Plough Corp. 5.375% 10/1/14	EUR	180,000	284,732
			1,281,138
TOTAL HEALTH CARE			7,023,394
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	36,000
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		185,000	197,025
Hexcel Corp. 6.75% 2/1/15		100,000	95,250
Orbimage Holdings, Inc. 12.5% 7/1/12 (i)		100,000	102,500
			430,775
Airlines - 0.3%
American Airlines, Inc. 13% 8/1/16 (f)		355,000	385,175
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		405,000	435,375
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		50,000	41,500
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	7,500
9.5% 9/15/14 (f)		115,000	114,856
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		573,356	530,354
8.021% 8/10/22		294,327	212,651
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	788
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		131,587	112,507
8.028% 11/1/17		65,855	52,025
			1,894,481
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	100,000	170,300
Nortek, Inc.:
8.5% 9/1/14		730,000	503,700
10% 12/1/13		750,000	765,000

		Principal Amount (c)	Value
NTK Holdings, Inc. 10.75% 3/1/14		$ 455,000	$ 12,513
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (f)		220,000	218,900
			1,670,413
Commercial Services & Supplies - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (f)		45,000	47,025
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,500
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	122,495
Casella Waste Systems, Inc. 11% 7/15/14 (f)		105,000	110,250
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	164,500
GeoEye, Inc. 9.625% 10/1/15 (f)		75,000	75,938
International Lease Financial Corp. 5% 9/15/12		185,000	148,459
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	463,200
7.75% 1/15/15		180,000	181,350
West Corp. 9.5% 10/15/14		475,000	463,125
			1,785,842
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		50,000	50,875
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		645,000	691,763
			742,638
Electrical Equipment - 0.1%
Areva SA 4.875% 9/23/24	EUR	100,000	147,962
Coleman Cable, Inc. 9.875% 10/1/12		60,000	57,000
General Cable Corp. 7.125% 4/1/17		40,000	38,100
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	61,200
			304,262
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	200,000	288,981
Sequa Corp.:
11.75% 12/1/15 (f)		685,000	537,725
13.5% 12/1/15 pay-in-kind (f)		271,521	201,944
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (i)	GBP	50,000	74,667
			1,103,317
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		60,000	58,800
Terex Corp. 10.875% 6/1/16		330,000	358,050
			416,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		$ 785,000	$ 741,825
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	83,125
US Shipping Partners LP 13% 8/15/14 (b)		170,000	221
			825,171
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	93,250
7.625% 12/1/13		100,000	95,000
12.5% 4/1/16 (f)		555,000	618,825
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		90,000	67,950
TFM SA de CV 9.375% 5/1/12		670,000	676,700
			1,551,725
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	149,036
Penhall International Corp. 12% 8/1/14 (f)		80,000	32,000
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		613,000	549,018
			730,054
TOTAL INDUSTRIALS			11,455,528
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.5%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	321,600
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,233,225
6.5% 1/15/28		400,000	304,500
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(i)		190,000	107,350
10.125% 7/15/13 (b)		190,000	109,250
10.75% 7/15/16 (b)		1,015,000	583,625
			2,659,550
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		95,000	102,838
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		525,000	471,188
12.25% 11/15/15 pay-in-kind (i)		55,000	46,200

		Principal Amount (c)	Value
SunGard Data Systems, Inc. 9.125% 8/15/13		$ 260,000	$ 265,200
Unisys Corp.:
12.5% 1/15/16		210,000	181,650
12.75% 10/15/14 (f)		32,000	33,920
14.25% 9/15/15 (f)		26,000	26,780
			1,024,938
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.:
7.125% 3/15/11		10,000	10,050
7.75% 5/15/13		65,000	64,675
9.25% 6/1/16		505,000	516,363
Avago Technologies Finance Ltd.:
5.8606% 6/1/13 (i)		44,000	43,120
10.125% 12/1/13		695,000	731,488
11.875% 12/1/15		505,000	550,450
Freescale Semiconductor, Inc.:
8.875% 12/15/14		1,815,000	1,388,475
9.875% 12/15/14 pay-in-kind (i)		1,626,531	1,074,120
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (b)(i)		40,000	24
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		105,000	131
NXP BV:
3.2594% 10/15/13 (i)		1,180,000	849,600
7.875% 10/15/14		1,038,000	814,830
9.5% 10/15/15		1,100,000	731,500
Spansion LLC 11.25% 1/15/16 (b)(f)		255,000	257,550
Viasystems, Inc. 10.5% 1/15/11		140,000	138,075
			7,170,451
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	34,500
TOTAL INFORMATION TECHNOLOGY			10,992,277
MATERIALS - 3.4%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17 (f)		160,000	171,200
Chemtura Corp. 6.875% 6/1/16 (b)		85,000	89,250
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	223,250
MacDermid, Inc. 9.5% 4/15/17 (f)		40,000	36,800
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,200,000	930,000
10.875% 12/1/14 pay-in-kind (i)		1,005,772	697,147
11.5% 12/1/16		1,255,000	822,025
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp.:
4.5375% 11/15/13 (i)		$ 105,000	$ 92,138
6.5% 1/15/12		375,000	368,438
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	85,500
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		95,000	36,575
			3,552,323
Construction Materials - 0.1%
Lafarge SA 8.75% 5/30/17	GBP	200,000	355,141
SOV Housing Capital PLC 5.705% 9/10/39	GBP	100,000	164,324
			519,465
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		40,000	38,400
Berry Plastics Holding Corp.:
4.174% 9/15/14 (i)		45,000	34,650
8.875% 9/15/14		1,255,000	1,185,975
10.25% 3/1/16		820,000	697,000
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		230,000	243,800
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,067,825
7.5% 12/15/96		160,000	120,800
8% 4/15/23		235,000	224,425
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		85,000	60,562
Rexam PLC 4.375% 3/15/13	EUR	100,000	146,080
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		220,000	156,200
Vitro SAB de CV:
8.625% 2/1/12 (b)		1,610,000	776,825
9.125% 2/1/17 (b)		120,000	57,900
			4,810,442
Metals & Mining - 1.7%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(i)		150,000	150
ArcelorMittal SA 8.25% 6/3/13	EUR	50,000	80,819
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		315,000	371,700
CSN Islands XI Corp. 6.875% 9/21/19 (f)		215,000	215,968
Evraz Group SA 8.875% 4/24/13 (f)		685,000	661,881
FMG Finance Property Ltd.:
10% 9/1/13 (f)		295,000	311,225
10.625% 9/1/16 (f)		1,717,000	1,854,360

		Principal Amount (c)	Value
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		$ 510,000	$ 541,238
8.375% 4/1/17		2,570,000	2,746,688
International Steel Group, Inc. 6.5% 4/15/14		445,000	463,913
Ispat Inland ULC 9.75% 4/1/14		20,000	20,950
Novelis, Inc. 11.5% 2/15/15 (f)		80,000	81,600
RathGibson, Inc. 11.25% 2/15/14 (b)		305,000	112,850
Steel Dynamics, Inc.:
6.75% 4/1/15		290,000	276,950
7.375% 11/1/12		60,000	60,000
8.25% 4/15/16 (e)(f)		60,000	59,700
Teck Resources Ltd.:
9.75% 5/15/14		405,000	444,488
10.25% 5/15/16		515,000	579,375
10.75% 5/15/19		600,000	696,000
			9,579,855
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		40,000	37,600
NewPage Corp.:
6.7331% 5/1/12 (i)		90,000	54,900
11.375% 12/31/14 (f)		345,000	339,825
Solo Cup Co. 8.5% 2/15/14		135,000	128,925
Stone Container Corp. 8.375% 7/1/12 (b)		220,000	157,025
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)		250,000	260,000
			978,275
TOTAL MATERIALS			19,440,360
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.6%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		250,000	275,625
Citizens Communications Co.:
7.875% 1/15/27		280,000	253,400
9% 8/15/31		220,000	215,600
Deutsche Telekom International Financial BV 7.5% 1/24/33	EUR	120,000	214,436
Global Crossing Ltd. 12% 9/15/15 (f)		1,010,000	1,055,450
Global Village Telecom Finance LLC 12% 6/30/11 (f)		581,750	596,294
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(f)		2,825,493	2,581,598
Intelsat Corp.:
9.25% 8/15/14		315,000	322,875
9.25% 6/15/16		560,000	576,800
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,801,800
Koninklijke KPN NV 5.625% 9/30/24	EUR	200,000	298,736
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		$ 285,000	$ 294,975
Qwest Communications International, Inc.:
7.5% 2/15/14		480,000	474,000
7.5% 2/15/14		110,000	108,625
Qwest Corp. 8.375% 5/1/16 (f)		550,000	566,500
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		395,000	406,850
Sprint Capital Corp.:
6.875% 11/15/28		3,602,000	3,007,670
6.9% 5/1/19		375,000	335,625
8.75% 3/15/32		2,740,000	2,589,300
Telecom Egypt SAE 11.2% 2/4/10 (i)	EGP	39,260	6,779
Telecom Italia SpA 7.375% 12/15/17	GBP	200,000	349,583
Telefonica Emisiones SAU 5.496% 4/1/16	EUR	150,000	237,092
U.S. West Communications:
7.25% 9/15/25		35,000	29,925
7.25% 10/15/35		70,000	56,000
7.5% 6/15/23		30,000	25,950
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		1,135,000	1,231,475
11.75% 7/15/17 (f)		2,780,000	3,127,500
			21,040,463
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		200,000	203,000
Cricket Communications, Inc.:
9.375% 11/1/14		234,000	237,510
10% 7/15/15		135,000	139,050
Digicel Group Ltd.:
8.875% 1/15/15 (f)		1,575,000	1,468,688
9.125% 1/15/15 pay-in-kind (f)(i)		200,000	187,500
9.25% 9/1/12 (f)		620,000	629,300
12% 4/1/14 (f)		1,145,000	1,276,675
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		1,215,000	1,275,750
11.5% 6/15/16		560,000	596,400
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,447,875
8.875% 1/15/15		760,000	773,300
Millicom International Cellular SA 10% 12/1/13		610,000	632,875

		Principal Amount (c)	Value
Mobile Telesystems Finance SA 8% 1/28/12 (f)		$ 560,000	$ 583,800
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	407,100
7.375% 8/1/15		335,000	300,663
NII Capital Corp. 10% 8/15/16 (f)		1,120,000	1,162,000
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		200,000	191,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	739,500
Sprint Nextel Corp. 6% 12/1/16		420,000	374,850
Telecom Personal SA 9.25% 12/22/10 (f)		620,000	641,700
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		830,000	865,275
			14,133,811
TOTAL TELECOMMUNICATION SERVICES			35,174,274
UTILITIES - 1.8%
Electric Utilities - 0.5%
Edison Mission Energy:
7.5% 6/15/13		275,000	256,438
7.75% 6/15/16		70,000	60,900
Enel Finance International SA:
5% 9/14/22	EUR	100,000	146,390
5.75% 9/14/40	GBP	100,000	160,059
Intergen NV 9% 6/30/17 (f)		450,000	463,500
Majapahit Holding BV:
7.75% 10/17/16		325,000	343,688
8% 8/7/19 (f)		165,000	176,798
National Power Corp. 6.875% 11/2/16 (f)		400,000	418,000
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		530,000	382,925
Series B, 10.25% 11/1/15		170,000	120,700
11.25% 11/1/16 pay-in-kind		116,187	75,179
			2,604,577
Gas Utilities - 0.5%
Bord Gais Eireann 5.75% 6/16/14	EUR	100,000	155,745
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		525,000	493,500
6.875% 11/4/11 (Reg. S)		1,020,000	1,030,200
Southern Gas Networks PLC Class A1, 1.194% 10/21/10 (i)	EUR	100,000	142,976
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	205,055
8% 3/1/32		410,000	484,782
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		690,000	589,950
			3,102,208
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Energy Future Holdings:
10.875% 11/1/17		$ 1,942,000	$ 1,475,920
12% 11/1/17 pay-in-kind (i)		392,200	242,772
Enron Corp. 7.625% 9/10/04 (b)		400,000	0
RRI Energy, Inc.:
7.625% 6/15/14		245,000	240,406
7.875% 6/15/17		175,000	170,844
Tenaska Alabama Partners LP 7% 6/30/21 (f)		85,348	76,814
			2,206,756
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (i)		120,000	138,572
Centrica PLC 6.375% 3/10/22	GBP	100,000	173,164
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,362,639
Utilicorp United, Inc. 7.95% 2/1/11 (e)		3,000	3,195
Veolia Environnement 4.375% 12/11/20	EUR	100,000	139,201
			1,816,771
Water Utilities - 0.1%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	255,774
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	250,000	393,445
			649,219
TOTAL UTILITIES			10,379,531
TOTAL NONCONVERTIBLE BONDS			185,513,999
TOTAL CORPORATE BONDS (Cost $184,136,380)			188,939,462
U.S. Government and Government Agency Obligations - 24.5%

U.S. Government Agency Obligations - 4.6%
Fannie Mae:
1.75% 8/10/12		3,488,000	3,503,895
2% 1/9/12		1,349,000	1,372,191
2.5% 5/15/14		1,539,000	1,535,663
2.75% 3/13/14		760,000	771,735
3.25% 4/9/13		100,000	105,117
6% 5/15/11		380,000	411,436
Federal Home Loan Bank:
1.625% 7/27/11		2,800,000	2,832,105
1.625% 9/26/12		500,000	498,733
3.625% 10/18/13		3,865,000	4,071,028

		Principal Amount (c)	Value
Freddie Mac:
1.75% 6/15/12		$ 5,283,000	$ 5,311,066
2.125% 3/23/12		250,000	254,631
2.125% 9/21/12		2,000,000	2,025,492
2.5% 4/23/14		680,000	681,158
3.75% 6/28/13		50,000	53,052
3.75% 3/27/19		30,000	30,015
5% 2/16/17		700,000	773,281
5.125% 11/17/17		985,000	1,094,415
5.5% 8/23/17		700,000	796,837
Tennessee Valley Authority 5.25% 9/15/39		400,000	422,049
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			26,543,899
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		1,309,032	1,410,608
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		805,959	800,632
1.875% 7/15/19		2,208,922	2,279,538
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS	4,490,778
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds:
3.5% 2/15/39		4,030,000	3,650,930
4.25% 5/15/39		3,968,000	4,105,019
4.375% 2/15/38		675,000	711,071
4.5% 5/15/38		480,000	516,525
4.5% 8/15/39		2,000,000	2,156,250
4.75% 2/15/37		250,000	278,945
6.25% 8/15/23		3,961,000	4,964,868
7.5% 11/15/16		2,155,000	2,778,099
7.5% 11/15/24		780,000	1,097,728
7.875% 2/15/21		200,000	278,812
8.75% 5/15/20		922,000	1,347,560
U.S. Treasury Notes:
0.875% 3/31/11		1,480,000	1,484,971
1% 9/30/11		15,494,000	15,506,070
1.125% 1/15/12		2,000,000	2,000,000
1.25% 11/30/10		1,015,000	1,023,960
1.375% 9/15/12		100,000	99,828
1.5% 12/31/13		409,000	400,469
1.75% 11/15/11		102,000	103,538
1.875% 6/15/12		128,000	130,000
1.875% 2/28/14		15,000	14,870
1.875% 4/30/14		2,678,000	2,646,199
2% 11/30/13		442,000	442,621
2.25% 5/31/14		3,295,000	3,305,040
2.375% 8/31/14		2,750,000	2,760,313
2.5% 3/31/13		866,000	890,965
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 6/30/14		$ 4,500,000	$ 4,580,154
2.625% 7/31/14		2,200,000	2,236,782
2.625% 4/30/16		2,935,000	2,896,936
2.75% 7/31/10		606,000	618,002
2.75% 2/28/13		5,774,000	5,994,584
2.75% 2/15/19		2,778,000	2,651,037
3% 8/31/16		5,546,000	5,578,932
3% 9/30/16		3,172,000	3,184,637
3.125% 8/31/13		1,375,000	1,441,065
3.125% 9/30/13		1,291,000	1,352,827
3.125% 5/15/19		2,513,000	2,472,752
3.375% 6/30/13		734,000	776,951
3.625% 5/15/13		1,050,000	1,120,137
3.625% 8/15/19		1,755,000	1,801,343
3.75% 11/15/18		328,000	339,403
3.875% 10/31/12		2,531,000	2,717,069
3.875% 5/15/18		268,000	280,877
4.25% 11/15/17		1,975,000	2,128,063
4.5% 2/28/11		3,500,000	3,691,408
4.5% 5/15/17		1,172,000	1,286,361
4.625% 7/31/12		180,000	196,538
5.125% 5/15/16		1,865,000	2,127,266
TOTAL U.S. TREASURY OBLIGATIONS			102,167,775
Other Government Related - 1.5%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		200,000	202,806
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		330,000	332,123
1.875% 5/7/12 (FDIC Guaranteed) (g)		1,350,000	1,358,940
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (g)		525,000	525,000
2% 3/30/12 (FDIC Guaranteed) (g)		250,000	252,740
2.125% 7/12/12 (FDIC Guaranteed) (g)		172,000	173,899
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		600,000	607,453
2% 9/28/12 (FDIC Guaranteed) (g)		1,693,000	1,702,435
2.625% 12/28/12 (FDIC Guaranteed) (g)		384,000	393,428

		Principal Amount (c)	Value
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (g)		$ 1,000,000	$ 1,013,383
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		1,898,000	1,974,451
TOTAL OTHER GOVERNMENT RELATED			8,536,658
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $139,336,617)			141,739,110
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 1.8%
3.205% 9/1/33 (i)		55,875	56,949
3.321% 9/1/34 (i)		55,335	56,976
3.34% 11/1/35 (i)		56,619	58,016
3.615% 7/1/35 (i)		38,458	39,369
3.995% 10/1/34 (i)		79,211	80,952
4% 9/1/13		25,196	25,829
4.051% 11/1/36 (i)		9,718	10,064
4.106% 3/1/35 (i)		1,345,996	1,393,740
4.216% 8/1/35 (i)		98,632	103,373
4.224% 4/1/35 (i)		67,677	70,184
4.27% 1/1/35 (i)		29,750	30,648
4.29% 6/1/36 (i)		7,668	7,957
4.344% 3/1/34 (i)		38,616	39,690
4.4% 2/1/35 (i)		175,307	182,112
4.411% 11/1/36 (i)		25,370	26,357
4.428% 10/1/35 (i)		11,587	11,881
4.539% 11/1/33 (i)		10,740	11,263
4.597% 7/1/35 (i)		102,084	105,787
4.639% 7/1/35 (i)		28,692	29,719
4.649% 11/1/35 (i)		167,102	172,281
4.651% 4/1/36 (i)		37,422	39,154
4.717% 11/1/35 (i)		51,620	53,897
4.726% 9/1/35 (i)		100,099	104,198
4.741% 2/1/35 (i)		292,125	298,921
4.781% 7/1/35 (i)		35,166	36,273
4.785% 3/1/33 (i)		19,325	19,946
4.897% 2/1/36 (i)		119,863	124,406
4.97% 12/1/32 (i)		36,422	37,312
4.996% 2/1/34 (i)		53,555	55,687
5% 6/1/14		7,462	7,841
5% 10/1/24 (h)		100,000	104,843
5.006% 10/1/35 (i)		188,499	195,041
5.019% 5/1/35 (i)		88,071	90,538
5.125% 10/1/35 (i)		552,625	572,292
5.128% 7/1/35 (i)		64,659	66,289
5.181% 6/1/35 (i)		638,603	658,791
5.261% 5/1/35 (i)		36,589	38,736
5.27% 2/1/37 (i)		193,387	200,176
5.302% 9/1/36 (i)		47,071	48,895
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
5.313% 3/1/36 (i)		$ 267,945	$ 281,608
5.338% 2/1/37 (i)		119,157	122,978
5.498% 6/1/47 (i)		20,604	21,310
5.5% 4/1/16		18,467	19,093
5.5% 10/19/24 (h)		300,000	317,167
5.5% 10/19/24 (h)		1,500,000	1,585,834
5.608% 4/1/36 (i)		107,526	113,304
5.633% 2/1/36 (i)		26,665	27,692
5.788% 3/1/36 (i)		209,786	220,419
5.844% 6/1/35 (i)		86,412	91,515
5.862% 5/1/36 (i)		27,265	28,879
6% 5/1/12 to 6/1/23		1,815,629	1,944,898
6% 4/1/36 (i)		394,764	413,806
6.22% 3/1/37 (i)		16,955	17,993
6.5% 4/1/12 to 9/1/32		196,312	211,514
TOTAL FANNIE MAE			10,684,393
Freddie Mac - 0.9%
2.853% 7/1/33 (i)		62,039	63,541
2.872% 6/1/33 (i)		35,881	36,538
2.997% 5/1/35 (i)		77,226	79,099
3.374% 7/1/35 (i)		46,297	47,768
3.752% 9/1/36 (i)		29,952	30,784
3.819% 12/1/33 (i)		73,586	75,408
4.084% 4/1/35 (i)		95,263	99,147
4.46% 10/1/35 (i)		50,730	52,405
4.477% 4/1/34 (i)		506,839	526,123
4.5% 8/1/33		28,857	29,453
4.746% 1/1/35 (i)		95,331	98,878
4.746% 3/1/35 (i)		28,261	28,742
4.79% 2/1/36 (i)		10,996	11,517
4.971% 10/1/36 (i)		48,777	51,063
5.027% 4/1/35 (i)		101,824	106,370
5.034% 4/1/35 (i)		3,519	3,698
5.1% 4/1/35 (i)		526,295	541,115
5.109% 7/1/35 (i)		25,442	26,397
5.297% 9/1/35 (i)		28,205	29,451
5.446% 3/1/37 (i)		17,263	17,769
5.479% 4/1/37 (i)		18,051	18,645
5.5% 8/1/14 to 2/1/19		327,010	348,077
5.524% 1/1/36 (i)		31,614	33,079
5.589% 3/1/36 (i)		163,652	172,028
5.684% 10/1/35 (i)		11,723	12,415
5.687% 1/1/36 (i)		15,559	16,253
5.736% 5/1/37 (i)		210,006	218,540
5.737% 5/1/37 (i)		33,706	34,776
5.768% 3/1/37 (i)		83,751	85,001
5.769% 4/1/37 (i)		93,147	95,939
5.777% 5/1/37 (i)		113,374	117,745
5.82% 7/1/36 (i)		585,040	610,311

		Principal Amount (c)	Value
5.823% 6/1/37 (i)		$ 70,515	$ 73,749
5.847% 5/1/37 (i)		15,508	16,050
5.954% 6/1/37 (i)		17,436	18,461
6% 10/1/16 to 2/1/19		336,094	361,224
6.04% 12/1/36 (i)		198,125	203,542
6.085% 6/1/36 (i)		57,431	60,187
6.151% 1/1/37 (i)		66,714	70,576
6.19% 2/1/37 (i)		23,115	24,043
6.237% 7/1/36 (i)		31,093	32,676
6.42% 6/1/37 (i)		9,804	10,404
6.5% 12/1/14 to 3/1/22		301,554	323,106
6.661% 8/1/37 (i)		60,794	64,517
7.347% 4/1/37 (i)		4,357	4,624
TOTAL FREDDIE MAC			4,981,234
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,321,125)			15,665,627
Asset-Backed Securities - 0.1%

Smile Synthetic BV Series 2005 Class C, 1.339% 1/20/15 (i)	EUR	65,328	66,499
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	408,052
VCL No. 11 Ltd. Class A, 1.529% 8/21/15 (i)	EUR	100,000	146,550
Volkswagen Car Lease Series 9 Class B, 0.581% 4/21/12 (Reg. S) (i)	EUR	8,552	12,317
TOTAL ASSET-BACKED SECURITIES (Cost $663,086)			633,418
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (i)	EUR	50,000	53,911
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 1.319% 10/18/54 (i)	EUR	50,000	69,179
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 1.259% 11/20/56 (i)	EUR	50,000	64,902
TOTAL PRIVATE SPONSOR			187,992
U.S. Government Agency - 0.7%
Fannie Mae floater Series 2007-95 Class A1, 0.4963% 8/27/36 (i)		278,652	259,146
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		8,279	8,854
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-113 Class PE, 4% 11/25/18		$ 80,000	$ 82,155
Series 2003-70 Class BJ, 5% 7/25/33		45,000	47,281
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	184,060
Series 2004-80 Class LD, 4% 1/25/19		100,000	103,881
Series 2004-81:
Class KC, 4.5% 4/25/17		59,319	61,434
Class KD, 4.5% 7/25/18		165,000	173,627
Series 2005-52 Class PB, 6.5% 12/25/34		138,994	149,436
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		32,726	35,199
Series 2004-95 Class AN, 5.5% 1/25/25		89,251	95,274
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	40,342
Series 2006-72 Class CY, 6% 8/25/26		145,000	158,484
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		18,058	19,207
Series 2115 Class PE, 6% 1/15/14		4,722	4,989
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7434% 1/15/30 (i)		143,516	143,822
Series 2630 Class FL, 0.7434% 6/15/18 (i)		4,163	4,162
Series 2861 Class GF, 0.5434% 1/15/21 (i)		47,515	47,527
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		34,880	37,074
Series 2381 Class OG, 5.5% 11/15/16		25,350	27,351
Series 2425 Class JH, 6% 3/15/17		44,716	48,105
Series 2628 Class OE, 4.5% 6/15/18		95,000	101,150
Series 2695 Class DG, 4% 10/15/18		220,000	226,583
Series 2831 Class PB, 5% 7/15/19		200,000	214,039

		Principal Amount (c)	Value
Series 2866 Class XE, 4% 12/15/18		$ 250,000	$ 260,203
Series 2996 Class MK, 5.5% 6/15/35		32,434	34,548
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		45,713	48,817
Series 2570 Class CU, 4.5% 7/15/17		9,899	10,245
Series 2572 Class HK, 4% 2/15/17		12,670	12,971
Series 2617 Class GW, 3.5% 6/15/16		936	934
Series 2860 Class CP, 4% 10/15/17		11,809	12,076
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,063,708
Series 2863 Class DB, 4% 9/15/14		10,063	10,325
Series 2975 Class NA, 5% 7/15/23		14,543	14,543
TOTAL U.S. GOVERNMENT AGENCY			3,741,552
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,698,265)			3,929,544
Commercial Mortgage Securities - 0.0%

Enterprise Inns PLC 6.5% 12/6/18	GBP	65,000	82,482
London & Regional Debt Securitisation No. 1 PLC Class A, 1.2021% 10/15/14 (i)	GBP	50,000	63,666
Skyline BV floater Series 2007-1 Class B, 1.194% 7/22/43 (i)	EUR	100,000	98,729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $311,475)			244,877
Foreign Government and Government Agency Obligations - 20.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		820,829	554,060
par 2.5% 12/31/38 (e)		480,000	160,800
7% 3/28/11		8,285,000	7,526,462
7% 9/12/13		5,830,000	4,542,866
Barbados Government 7.25% 12/15/21 (f)		100,000	101,250
Brazilian Federative Republic:
6% 9/15/13		133,333	138,667
8% 1/15/18		94,444	109,319
8.25% 1/20/34		270,000	356,400
8.75% 2/4/25		235,000	311,375
12.25% 3/6/30		300,000	528,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Brazilian Federative Republic: - continued
12.75% 1/15/20		$ 85,000	$ 137,700
Canadian Government:
3% 6/1/14	CAD	6,000,000	5,738,085
3.75% 9/1/11	CAD	2,350,000	2,298,170
4% 6/1/16	CAD	4,475,000	4,478,344
5% 6/1/37	CAD	1,700,000	1,900,411
Central Bank of Nigeria promissory note 5.092% 1/5/10		16,113	8,148
Colombian Republic 7.375% 9/18/37		405,000	457,650
Congo Republic 3% 6/30/29 (e)		375,250	183,873
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		465,000	471,975
Dominican Republic:
2.125% 8/30/24 (i)		325,000	243,750
9.04% 1/23/18 (f)		609,881	646,474
9.5% 9/27/11 (Reg. S)		566,489	589,149
Ecuador Republic 5% 2/28/25		76,000	42,248
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		190,000	190,000
7.75% 1/24/23 (Reg. S)		125,000	134,688
8.25% 4/10/32 (Reg. S)		90,000	95,850
8.5% 7/25/11 (Reg. S)		115,000	121,900
French Republic 3.75% 10/25/19	EUR	1,900,000	2,830,237
Gabonese Republic 8.2% 12/12/17 (f)		730,000	753,725
Georgia Republic 7.5% 4/15/13		400,000	397,000
German Federal Republic:
1.25% 9/16/11	EUR	250,000	365,712
3% 3/12/10	EUR	2,800,000	4,141,736
3.5% 7/4/19	EUR	5,090,000	7,618,984
4.25% 7/4/14	EUR	2,880,000	4,561,647
4.75% 7/4/40	EUR	2,740,000	4,568,559
Ghana Republic 8.5% 10/4/17 (f)		635,000	638,175
Greek Government:
4.6% 9/20/40	EUR	205,000	273,111
5.5% 8/20/14	EUR	720,000	1,155,373
6% 7/19/19	EUR	325,000	530,924
Indonesian Republic:
6.625% 2/17/37 (f)		225,000	222,480
6.875% 3/9/17 (f)		200,000	215,500
6.875% 1/17/18 (f)		400,000	431,000
7.25% 4/20/15 (f)		190,000	209,475
7.75% 1/17/38 (f)		450,000	499,500
8.5% 10/12/35 (Reg. S)		300,000	362,250
11.625% 3/4/19 (f)		475,000	669,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		900,000	814,500
Italian Republic:
3.5% 6/1/14	EUR	950,000	1,431,589
4.25% 3/1/20	EUR	380,000	563,260
5% 9/1/40	EUR	1,450,000	2,185,672

		Principal Amount (c)	Value
Japan Government:
0.4% 5/15/11	JPY	150,000,000	1,676,335
0.6% 4/15/10	JPY	660,000,000	7,370,859
2.5% 9/20/37	JPY	433,000,000	5,133,758
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		120,000	130,800
9% 5/2/14		135,000	148,838
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (i)		300,000	300,000
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	201,250
Peruvian Republic 7.35% 7/21/25		470,000	548,725
Philippine Republic:
9.5% 2/2/30		100,000	133,000
10.625% 3/16/25		80,000	112,504
Polish Government 6.375% 7/15/19		325,000	363,188
Republic of Fiji 6.875% 9/13/11		200,000	193,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	570,000
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,140,000	1,122,900
Russian Federation:
7.5% 3/31/30 (Reg. S)		5,155,900	5,626,376
12.75% 6/24/28 (Reg. S)		620,000	1,038,500
Turkish Republic:
6.75% 4/3/18		430,000	452,575
6.875% 3/17/36		850,000	850,000
7% 9/26/16		390,000	419,250
7.25% 3/5/38		550,000	567,875
7.375% 2/5/25		990,000	1,074,150
UK Treasury GILT:
2.25% 3/7/14	GBP	760,000	1,198,506
3.75% 9/7/19	GBP	2,845,000	4,572,004
4.25% 12/7/55	GBP	560,000	932,161
5.75% 12/7/09	GBP	1,850,000	2,985,635
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		600,000	556,500
7.65% 6/11/13 (f)		100,000	89,750
Ukraine Government:
6.385% 6/26/12 (f)		650,000	570,375
6.75% 11/14/17 (f)		485,000	380,725
United Mexican States:
5.95% 3/19/19		184,000	194,580
7.5% 4/8/33		120,000	143,400
8.3% 8/15/31		115,000	148,212
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,467,689	115,855
6.875% 9/28/25		215,000	221,988
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Uruguay Republic: - continued
8% 11/18/22		$ 453,878	$ 508,343
Venezuelan Republic:
1.505% 4/20/11 (Reg. S) (i)		1,735,000	1,544,150
5.375% 8/7/10 (Reg. S)		455,000	442,488
7% 3/31/38		310,000	188,325
8.5% 10/8/14		845,000	756,275
9% 5/7/23 (Reg. S)		1,360,000	1,022,720
9.25% 9/15/27		1,215,000	978,075
9.375% 1/13/34		375,000	287,813
10.75% 9/19/13		2,255,000	2,232,450
13.625% 8/15/18		1,226,000	1,250,520
Vietnamese Socialist Republic:
4% 3/12/28 (e)		730,000	562,100
6.875% 1/15/16 (f)		230,000	241,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $112,589,425)			117,666,606
Common Stocks - 0.3%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,092	0
Remy International, Inc. (a)	2,065	7,124
7,124
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,890	375,334
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	27,300	57
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. (a)(f)	39,526	1,067,202
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	28,985
TOTAL MATERIALS		1,096,187
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,761
TOTAL COMMON STOCKS (Cost $1,483,804)		1,481,463
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	$ 9,687
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (f)	1,062	600,030
TOTAL PREFERRED STOCKS (Cost $507,040)		609,717
Floating Rate Loans - 5.7%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (i)	$ 137,161	136,818
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	1,290,000	1,019,100
		1,155,918
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2406% 9/30/12 (i)	6,774	6,232
Tranche B, term loan 3.2687% 9/30/13 (i)	148,766	136,865
Ford Motor Co. term loan 3.494% 12/15/13 (i)	1,375,378	1,210,333
		1,353,430
Diversified Consumer Services - 0.2%
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (i)	230,483	198,878
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (i)	812,970	731,673
ServiceMaster Co.:
term loan 2.777% 7/24/14 (i)	406,713	361,974
Tranche DD, term loan 2.75% 7/24/14 (i)	38,958	34,673
		1,327,198
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.4474% 2/16/14 (i)	18,773	13,610
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (i)	9,244	7,673
Tranche B, term loan 2.04% 5/23/14 (i)	45,756	37,977
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5512% 6/14/13 (i)	3,008	2,541
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5679% 6/14/14 (i)	$ 33,185	$ 28,042
Six Flags, Inc. Tranche B, term loan 2.5951% 4/30/15 (i)	1,004,631	979,515
		1,069,358
Media - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (i)	2,284,185	2,158,554
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2628% 6/12/14 (i)	2,104,026	1,741,082
Tranche 2LN, term loan 17.5% 12/12/14 (i)	1,959,566	450,700
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(i)	242,076	101,672
The Reader's Digest Association, Inc. term loan 4.4898% 3/2/14 (b)(i)	300,000	136,500
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (i)	1,625,000	1,365,000
		5,953,508
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.565% 5/28/13 (i)	427,745	389,248
Michaels Stores, Inc. Tranche B1, term loan 2.5381% 10/31/13 (i)	1,431,166	1,273,738
		1,662,986
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (i)	90,000	87,300
Levi Strauss & Co. term loan 2.5225% 4/4/14 (i)	100,000	91,250
		178,550
TOTAL CONSUMER DISCRETIONARY		12,700,948
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0034% 6/4/14 (i)	157,600	137,900
Household Products - 0.1%
Spectrum Brands, Inc. Credit-Linked Deposit:
Tranche B1, term loan 8.0009% 6/30/12 (i)	435,693	414,997
4.65% 6/30/12 (i)	9,277	8,837
		423,834

	Principal Amount (c)	Value
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.3368% 1/15/12 (i)	$ 310,000	$ 299,925
TOTAL CONSUMER STAPLES		861,659
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (i)	11,027	10,696
Tranche D, term loan 8.4985% 12/28/13 (i)	88,346	85,695
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	29,669	25,219
		121,610
FINANCIALS - 0.6%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (i)	975,084	926,330
Diversified Financial Services - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (i)	160,000	164,000
Clear Channel Capital I LLC Tranche B, term loan 3.8963% 1/29/16 (i)	540,000	410,400
		574,400
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (i)	124,571	104,951
Tranche 2LN, term loan 13.5% 10/15/17	790,000	817,650
Tranche B, term loan 3.2544% 10/10/13 (i)	462,691	389,817
Tranche DD, term loan 3.3845% 10/10/13 (i)	434,318	364,827
		1,677,245
TOTAL FINANCIALS		3,177,975
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4963% 4/10/14 (i)	131,584	114,478
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0719% 2/21/13 (i)	9,258	7,036
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DeCrane Aircraft Holdings, Inc.: - continued
Tranche 2LN, term loan 10.3219% 2/21/14 (i)	$ 20,000	$ 9,000
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (i)	10,000	7,750
		23,786
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	35,000	35,131
Tranche 2LN, term loan 3.4994% 4/30/14 (i)	648,664	543,256
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (i)	794,563	595,922
		1,174,309
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3625% 2/7/15 (i)	40,000	31,400
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.8435% 12/3/14 (i)	219,806	191,232
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (i)	8,889	8,733
Dresser, Inc. Tranche 2LN, term loan 5.9938% 5/4/15 pay-in-kind (i)	230,000	198,950
Navistar International Corp.:
term loan 3.4963% 1/19/12 (i)	234,667	227,627
Credit-Linked Deposit 3.5406% 1/19/12 (i)	85,333	82,773
		518,083
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (i)	1,343,854	1,238,026
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7438% 11/30/14 (i)	50,000	11,000
TOTAL INDUSTRIALS		3,187,836
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (i)	87,500	78,750

	Principal Amount (c)	Value
Tranche B A2, term loan 2.4963% 10/1/14 (i)	$ 162,669	$ 146,402
Tranche B A3, term loan 2.4963% 10/1/14 (i)	189,780	170,802
Tranche B-A, term loan 2.6866% 10/1/14 (i)	304,500	274,050
Tranche B-B, term loan 2.8469% 10/1/12 (i)	194,117	180,043
		850,047
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2461% 3/20/13 (i)	184,063	182,912
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan:
2.0113% 12/1/13 (i)	1,184,769	944,853
12.5% 12/15/14	298,500	299,993
		1,244,846
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (i)	731,659	687,759
Tranche 2LN, term loan 6.0325% 6/11/15 (i)	125,000	108,125
Open Solutions, Inc. term loan 2.625% 1/23/14 (i)	19,504	15,603
		811,487
TOTAL INFORMATION TECHNOLOGY		3,089,292
MATERIALS - 0.5%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (i)(m)	550,000	573,375
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (i)	1,238,842	1,053,015
		1,626,390
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (i)	619,595	551,440
Smurfit-Stone Container Enterprises, Inc. term loan 2.9233% 11/11/11 (i)	370,222	357,264
		908,704
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (i)(m)	61,828	62,446
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(i)	33,696	3,033
Floating Rate Loans - continued
	Principal Amount (c)	Value
MATERIALS - continued
Metals & Mining - continued
Aleris International, Inc.: - continued
12.5% 12/19/13 (i)	$ 70,646	$ 30,000
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	46,855	31,862
		127,341
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (i)	455,000	425,425
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (i)	91,101	31,999
		457,424
TOTAL MATERIALS		3,119,859
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (i)	140,000	140,000
Tranche B 1LN, term loan 3.9256% 5/26/13 (i)	60,000	57,000
Tranche C 1LN, term loan 4.9256% 5/26/14 (i)	60,000	57,000
		254,000
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2531% 2/1/14 (i)	1,080,000	969,300
TOTAL TELECOMMUNICATION SERVICES		1,223,300
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7538% 10/10/14 (i)	3,221,521	2,496,679
Tranche B2, term loan 3.7539% 10/10/14 (i)	1,780,516	1,388,803
Tranche B3, term loan 3.7539% 10/10/14 (i)	2,005,209	1,549,024
		5,434,506
TOTAL FLOATING RATE LOANS (Cost $28,820,465)		33,031,463
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (i) (Cost $349,243)	480,405	408,344
Fixed-Income Funds - 5.3%
	Shares	Value
Fidelity Floating Rate Central Fund (j) (Cost $28,863,133)	340,572	$ 30,934,155
Preferred Securities - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,150,000	1,171,382
Net Servicos de Comunicacao SA 9.25% (f)	900,000	905,659
		2,077,041
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,156,000	1,133,636
TOTAL PREFERRED SECURITIES (Cost $3,171,968)		3,210,677
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $3,553)	470,000	3,525
Money Market Funds - 9.2%
Shares
Fidelity Cash Central Fund, 0.25% (k) (Cost $53,080,319)	53,080,319	53,080,319
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $572,335,898)	591,578,307
NET OTHER ASSETS - (2.4)%	(13,906,449)
NET ASSETS - 100%	$ 577,671,858
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	$ (36,289)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(56,348)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	800,000	21,544
		$ 1,400,000	$ (71,093)
Currency Abbreviations
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,551,603 or 10.5% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,536,658 or 1.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 115,372

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $220,374 and $228,534, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,177
Fidelity Floating Rate Central Fund	815,397
Total	$ 955,574
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 10,893,188	$ 12,796,386	$ -	$ 30,934,155	1.1%
Total	$ 10,893,188	$ 12,796,386	$ -	$ 30,934,155
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,124	$ -	$ -	$ 7,124
Financials	600,030	-	600,030	-
Industrials	375,334	375,334	-	-
Information Technology	57	-	57	-
Materials	1,105,874	28,985	1,076,889	-
Utilities	2,761	2,761	-	-
Corporate Bonds	188,939,462	-	188,706,934	232,528
U.S. Government and Government Agency Obligations	141,739,110	-	141,739,110	-
U.S. Government Agency - Mortgage Securities	15,665,627	-	15,665,627	-
Asset-Backed Securities	633,418	-	420,369	213,049
Collateralized Mortgage Obligations	3,929,544	-	1,981,818	1,947,726
Commercial Mortgage Securities	244,877	-	244,877	-
Foreign Government and Government Agency Obligations	117,666,606	-	117,624,358	42,248
Floating Rate Loans	33,031,463	-	32,580,763	450,700
Sovereign Loan Participations	408,344	-	408,344	-
Fixed-Income Funds	30,934,155	30,934,155	-	-
Preferred Securities	3,210,677	-	3,210,677	-
Money Market Funds	53,080,319	53,080,319	-	-
Equity Funds	3,525	-	-	3,525
Total Investments in Securities:	$ 591,578,307	$ 84,421,554	$ 504,259,853	$ 2,896,900
Derivative Instruments:
Assets
Swap Agreements	$ 21,544	$ -	$ 21,544	$ -
Liabilities
Swap Agreements	$ (92,637)	$ -	$ (92,637)	$ -
Total Derivative Instruments:	$ (71,093)	$ -	$ (71,093)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,378,321
Total Realized Gain (Loss)	187,139
Total Unrealized Gain (Loss)	(274,055)
Cost of Purchases	334,763
Proceeds of Sales	(2,160,357)
Amortization/Accretion	20,579
Transfers in/out of Level 3	2,410,510
Ending Balance	$ 2,896,900
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (195,732)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $568,728,866. Net unrealized appreciation aggregated $22,849,441, of which $40,833,509 related to appreciated investment securities and $17,984,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009